As filed with the Securities and Exchange Commission on August 17, 2007

1933 Act File No. 333-______

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-14

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       ☒

                                                  Pre-Effective Amendment No. ___                                            ☐

                                                  Post-Effective Amendment No. ___                                           ☐

EATON VANCE MUTUAL FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, MA 02109

(Address of Principal Executive Offices)

                      (617) 482-8260

(Registrant's Telephone Number)

Alan R. Dynner

The Eaton Vance Building

255 State Street

                           Boston, MA  02109

(Name and Address of Agent for Service)

With copies to:

Francine J. Rosenberger, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C. 20006-1601

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will go effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest of Eaton Vance Floating-Rate Advantage Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Registrant has adopted a master-feeder operating structure for its series. This Registration Statements includes signature pages for the Registrant and the Senior Debt Portfolio, the master trust.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A

-

Proxy Statement/Prospectus

Part B

-

Statement of Additional Information

Part C

-

Other Information

Signature Page

Exhibit Index

Exhibits

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND

EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND

EATON VANCE PRIME RATE RESERVES

EV CLASSIC SENIOR FLOATING-RATE FUND

The Eaton Vance Building

255 State Street
Boston, Massachusetts 02109

September __, 2007

Dear Shareholder:

We cordially invite you to attend a Special Joint Meeting of Shareholders of each Fund listed above (“Current Fund”) on October 26, 2007, to consider a proposal to approve an Agreement and Plan of Reorganization (the “Agreement”) to convert each Current Fund from a closed-end, interval fund to a class of an open-end, multiple-class fund (the “Reorganization”).  Because each Current Fund invests all of its assets in Senior Debt Portfolio (the “Portfolio”), which also operates as a closed-end, interval fund, you are being asked to consider a proposal to approve the conversion of the Portfolio to an open-end fund (“Conversion”).  We ask you to read the enclosed information carefully and to submit your vote promptly.

After consideration and recommendation by Eaton Vance Management, the Board of Trustees has determined that it is in the best interests of each Current Fund and its shareholders to reorganize into separate classes of a new open-end series (the “New Fund”) of Eaton Vance Mutual Funds Trust, a Massachusetts business trust (the “Trust”).  We believe that you will benefit from the Reorganization because upon such Reorganization, your Fund shares will become more liquid and you will have the ability to redeem shares on any business day, rather than, as at present, once every quarter.

If you and your fellow shareholders approve the Reorganization of each Current Fund, each Current Fund will transfer its assets and liabilities to a corresponding class of the New Fund pursuant to the Agreement.  The New Fund will operate as an open-end fund with a substantially similar investment objective and substantially similar investment strategies and policies as exist for the Current Funds, and will invest in the Portfolio.  If you and other shareholders approve the Conversion, the Portfolio will register with the Securities and Exchange Commission as an open-end fund.  Please note that the Reorganization and the Conversion are contingent upon shareholders of all of the Current Funds approving both proposals.

You will receive shares of the New Fund equal in value to your Current Fund shares at the time of the Reorganization.  The enclosed Proxy Statement and Prospectus describe the proposed Reorganization, compare each Current Fund to the New Fund and discuss the Conversion.

We realize that most shareholders will not be able to attend the meeting and vote their shares in person.  However, the Current Funds do need your vote.  You can vote by mail, telephone, or over the Internet, as explained in the enclosed material.  If you later decide to attend the meeting, you may revoke your proxy and vote your shares in person.  By voting promptly, you can help the Current Funds avoid the expense of additional mailings.

If you would like additional information concerning any proposal, please call one of our service representatives at 1-800-262-1122.  Your participation in this vote is extremely important.

Sincerely,

Scott H. Page

President and Chief Executive Officer

Your vote is important – please return your proxy card promptly.

Shareholders are urged to sign and mail the enclosed proxy in the enclosed postage prepaid envelope or vote by telephone or over the Internet by following the enclosed instructions.  Your vote is important whether you own a few shares or many shares.

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND

EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND

EATON VANCE PRIME RATE RESERVES

EV CLASSIC SENIOR FLOATING-RATE FUND

The Eaton Vance Building

255 State Street
Boston, Massachusetts 02109

NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
To Be Held October 26, 2007

A Special Joint Meeting of Shareholders of Eaton Vance Advisers Senior Floating-Rate Fund, Eaton Vance Prime Rate Reserves, EV Classic Senior Floating-Rate Fund and Eaton Vance Institutional Senior Floating-Rate Fund (each, a “Current Fund”) will be held at the principal office of the Current Funds, The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, on Friday, October 26, 2007 at 2:00 P.M. (Eastern Time), for the following purposes:

1.

To consider and act upon a proposal to approve the reorganization of each Current Fund as a class of the Eaton Vance Floating-Rate Advantage Fund (the “New Fund”), a series of Eaton Vance Mutual Funds Trust (the “Trust”), pursuant to an Agreement and Plan of Reorganization (“Agreement”), attached hereto as Appendix A.  The Agreement provides for the transfer of all of the assets and liabilities of each Current Fund to a corresponding class of the New Fund; and

2.

To consider and act upon a proposal to approve a change in the registration of the Current Funds’ master portfolio, Senior Debt Portfolio, from a closed-end, management investment company to an open-end, management investment company; and

3.

To consider and act upon any other matters which may properly come before the meeting and any adjourned or postponed session thereof.

Each proposal is discussed in greater detail in the following pages.

The meeting is called pursuant to the By-Laws of each Current Fund.  The Board of Trustees of each Current Fund has fixed the close of business on September 7, 2007 as the record date (“Record Date”) for the determination of the shareholders of each Current Fund entitled to notice of, and to vote at, the meeting and any adjournments or postponement(s) thereof.

By Order of the Board of Trustees,

Alan R. Dynner

Secretary

September __, 2007

Boston, Massachusetts

IMPORTANT

Shareholders can help the Board of Trustees of each Current Fund avoid the necessity and additional expense of further solicitations, which may be necessary to obtain a quorum, by promptly returning the enclosed proxy or voting by telephone or over the Internet.  The enclosed addressed envelope requires no postage if mailed in the United States and is included for your convenience.

PROXY STATEMENT

EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND

EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND

EATON VANCE PRIME RATE RESERVES

EV CLASSIC SENIOR FLOATING-RATE FUND

(the “Current Funds”)

PROSPECTUS

EATON VANCE FLOATING-RATE ADVANTAGE FUND

(the “New Fund”)

The Eaton Vance Building

255 State Street

Boston, Massachusetts 02109

September __, 2007

We are sending you this combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in connection with the Special Joint Meeting of Shareholders (the “Special Joint Meeting”) of the Current Funds to be held on October 26, 2007 (the “Meeting Date”) at 2:00 p.m., Eastern Time, at The Eaton Vance Building, 255 State Street, Boston, MA 02109.  This document is both the Proxy Statement of each Current Fund and the Prospectus of the New Fund, a series of the Eaton Vance Mutual Funds Trust, a Massachusetts business trust registered as an open-end management investment company (the “Trust”).  A proxy is enclosed with the foregoing Notice of a Special Joint Meeting of Shareholders for the benefit of shareholders who wish to vote, but do not expect to be present at the meeting.  Shareholders also may vote by telephone or over the Internet.  The proxy is solicited on b ehalf of the Board of Trustees of each Current Fund (the “Board” or “Trustees”).

At the Special Joint Meeting, we are asking shareholders of each Current Fund to consider and approve: (1) an Agreement and Plan of Reorganization (the “Agreement”), which is attached hereto as Appendix A) that provides for the reorganization (the “Reorganization”) of each Current Fund into a corresponding class of the New Fund; and (2) the conversion of Senior Debt Portfolio (the “Portfolio”) into an open-end, management investment company (the “Conversion”).  The principal purpose of the Reorganization is to convert each Current Fund, which operates as a closed-end, interval fund that offers to repurchase its shares only on a quarterly basis, into the New Fund, which operates as an open-end fund that redeems its shares each business day.  Because the New Fund will invest all its investable assets in the Portfolio (like each Current Fund), the Portfolio will be re-reg istered as an open-end fund with the Securities and Exchange Commission (“SEC”) as a result of the Conversion.

Shareholders of each Current Fund will vote separately on each proposal.  A favorable vote on the proposed Reorganization and Conversion by the shareholders of each Current Fund is required to affect the implementation of the Reorganizations for all Current Funds and the Conversion of the Portfolio.

A written proxy is revocable by the person giving it, prior to exercise by a signed writing filed with the Fund’s proxy tabulator, D.F. King, 48 Wall Street, New York, NY 10005, or by executing and delivering a later dated proxy, or by attending the meeting and voting the shares in person.  Proxies voted by telephone or over the Internet may be revoked at any time in the same manner that proxies voted by mail may be revoked.  Each proxy will be voted in accordance with its instructions.  If no instruction is given, an executed proxy will authorize the persons named as attorneys, or any of them, to vote in favor of each matter.  This Proxy Statement/Prospectus is initially being mailed to shareholders on or about September __, 2007.  Supplementary solicitations may be made by mail, telephone, facsimile or electronic means.

The Trustees have fixed the close of business on September 7, 2007 as the record date (“Record Date”) for the determination of the shareholders entitled to notice of and to vote at the meeting and any adjournments or postponement(s) thereof.  Shareholders at the close of business on the Record Date will be entitled to one vote for each share of each Current Fund held.  The number of shares of beneficial interest of each Current Fund outstanding and the persons who held of record more than five percent of the outstanding shares of each Current Fund as of the Record Date are set forth in Exhibit I.

This Proxy Statement/Prospectus sets forth the information that you should know before voting on the Reorganization and Conversion.  You should read and retain this Proxy Statement/Prospectus for future reference.  A Statement of Additional Information dated September __, 2007 that relates to this Proxy Statement/Prospectus and contains additional information about the Current Funds and the New Fund is on file with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.

The Prospectus of each Current Fund, dated April 1, 2007, as supplemented August 10, 2007 (the “Current Fund Prospectus”), and the Statement of Additional Information related to each Current Fund Prospectus, dated April 1, 2007, as supplemented May 7, 2007 (the “Current Fund SAI”) are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

The annual report to shareholders dated November 30, 2006 and the semiannual report to shareholders dated May 31, 2007 for each Current Fund have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus, please call our toll-free number at 1-800-262-1122.

Upon request, copies of the Statement of Additional Information, each Current Fund’s most recent Annual Report and Semiannual Report, each Current Fund Prospectus and Current Fund SAI are available without charge to Current Fund shareholders.  To obtain a copy, write to the Current Fund c/o Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109, Attn:  Proxy Coordinator, or call 1-800-262-1122.  The foregoing documents may be obtained on the internet at www.eatonvance.com.  In addition, the SEC maintains a website at www.sec.gov that contains the documents described above, material incorporated by reference, and other information about the Current Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PAGE

BACKGROUND

1

PROPOSAL 1: APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION

2

What Will Happen if the Reorganization Occurs?

2

How Do the Business, Investment Objectives, Principal Strategies and Policies of the

       Current Funds Compare to that of the New Fund?

3

What Are the Principal Risks of Investing in the New Fund?

5

How Does Each Current Fund’s Performance Compare to the New Fund’s Performance?

6

How Do Each Current Fund’s Fees and Expenses Compare to the New Fund’s Fees and

       Expenses?

8

Who Manages the new Fund and the Portfolio?

9

How Do the New Fund Classes Differ from the Current Funds?

10

How is the New Fund organized?

12

What Are the Differences Between Open-End Funds and Closed-End Interval Funds?

12

What is the Capitalization of the Current Funds and the New Fund?

14

Does the New Fund Have a Financial History?

14

What Are the Federal Income Tax Consequences of the Reorganization?

15

What Did the Board Consider in Approving the Agreement?

15

What is the Vote Required to Approve Proposal 1?

17

PROPOSAL 2.  APPROVAL OF CONVERSION OF PORTFOLIO TO OPEN-END

       INVESTMENT COMPANY

18

What Will Happen if the Conversion Occurs?

18

What Did the Board Consider in Approving the Conversion?

18

What is the Vote Required to Approve Proposal 2?

18

VOTING INFORMATION

18

How Do I Vote in Person?

18

How Do I Vote By Proxy?

18

How will Proxies be Solicited and Tabulated?

19

How is a Quorum Determined and What Happens if There is an Adjournment?

19

Will Any Other Matters Be Voted On At the Special Meeting?

20

How Should Shareholder Proposals be Submitted?

20

OTHER INFORMATION

20

APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION

A-1

APPENDIX B  INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS OF

       NEW FUND

B-1

APPENDIX C  SALES CHARGES ON NEW FUND SHARES

C-1

APPENDIX D  PURCHASING AND REDEEMING NEW FUND SHARES;

       SHAREHOLDER ACCOUNT FEATURES

D-1

APPENDIX E  VALUING SHARES OF NEW FUND

E-1

APPENDIX F  TAX INFORMATION RELATING TO NEW FUND

F-1

APPENDIX G  RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING

       OF NEW FUND

G-1

APPENDIX H  FINANCIAL HIGHLIGHTS OF NEW FUND

H-1

APPENDIX I   OUTSTANDING SHARES AND 5 PERCENT HOLDERS

No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this Proxy Statement/Prospectus, and you should not rely on such other information or representations.

BACKGROUND

At a meeting of the Board of each Current Fund held on August 6, 2007, Eaton Vance Management (“Eaton Vance”) proposed that each Current Fund be reorganized into a corresponding class of the New Fund.  Each Current Fund is a Massachusetts business trust and operates as a closed-end, interval fund that provides for repurchases of its shares on a quarterly basis.  The New Fund is a series of the Trust and operates as an open-end fund that redeems its shares on any business day.

The New Fund will have a similar investment objective, similar investment policies, utilize substantially similar investment strategies and invest in the same securities as each Current Fund.  Like the Current Funds, the New Fund will operate in a master-feeder structure and invest all of its assets in the Portfolio.

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement.  Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix A to this Proxy Statement/Prospectus.

If shareholders of each Current Fund approve the Agreement and other closing conditions are satisfied, all of the assets of each Current Fund will be transferred to a corresponding class of the New Fund and that class of the New Fund will assume all of the liabilities of the Current Fund.  The New Fund will issue to shareholders of each Current Fund shares of the appropriate class of the New Fund as follows:

Current Fund:	Reorganizing into the following class of the New Fund:
Eaton Vance Advisers Senior Floating-Rate Fund (“Advisers Fund”)	Advisers Class
Eaton Vance Institutional Senior Floating-Rate Fund (“Institutional Fund”)	Class I shares
Eaton Vance Prime Rate Reserves (“Prime Rate Fund”)	Class B shares
EV Classic Senior Floating-Rate Fund (“Classic Fund”)	Class C shares

In approving the Reorganization, the Trustees of the Current Funds considered a number of factors, including the terms of the Agreement.  The Trustees also considered the enhanced liquidity that will result from the Reorganization.  As a closed-end interval fund, shares of a Current Fund only can be redeemed once per quarter when the Current Fund conducts a repurchase offer.  By reorganizing the Current Funds into the New Fund, shareholders will be permitted to redeem their New Fund shares any business day, thereby significantly enhancing their liquidity.

The Trustees also considered that the Reorganization will result in certain economies as the assets of the Current Funds will be aggregated into a single fund and fixed expenses will then be allocated over a larger asset base.  Also, because the New Fund will provide an additional distribution channel by offering Class A shares, Eaton Vance anticipates possible asset growth and related economies of scale for both the New Fund and the Portfolio.  Based on its considerations, the Board of Trustees of each Current Fund and the Trust, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), determined that the Reorganization is advisable and in the best interests of each Current Fund and its shareholders and the New Fund.

Because each Current Fund invests all of its investable assets in the Portfolio, it is proposed that the Portfolio also convert from a closed-end, interval fund to an open-end fund.  To effect the Conversion, the Portfolio will re-register with the SEC as an open-end, management investment company.  For the same reasons that the Reorganization is advisable and in the best interests of each Current Fund and its shareholders, the Board of the Portfolio, including the Independent Trustees, determined that the Conversion is advisable and in the best interests of the Portfolio and its interestholders.

PROPOSAL 1:  APPROVAL OF THE AGREEMENT AND
PLAN OF REORGANIZATION

The following is a summary of some of the key features of the Reorganization and highlights of certain differences between each Current Fund and the New Fund.  This summary is not complete and does not contain all of the information that you should consider before voting on whether to approve the Reorganization.  For more complete information, please read this entire Proxy Statement/Prospectus and the attached Appendices.

What Will Happen if the Reorganization Occurs?

If the Reorganization occurs, each Current Fund will be reorganized as a class of the New Fund as follows:

•

Each Current Fund will transfer all of its assets to the corresponding class of the New Fund in exchange solely for voting shares of that corresponding class of the New Fund and that corresponding class’s assumption of all that Current Fund’s liabilities;

▪

Each shareholder of that Current Fund will then receive a pro rata distribution of the corresponding class of shares of the New Fund; and

▪

Thereafter, each Current Fund will terminate.

The Reorganization of each Current Fund is contingent on the approval of the Reorganization by each other Current Fund and the approval of the Portfolio Conversion.

Approval of the Agreement by each Current Fund will constitute approval of the transfer of its assets, the assumption of its liabilities, the distribution of New Fund shares and its termination.  The shares of each class of the New Fund issued to each Current Fund in the Reorganization will have an aggregate net asset value (“NAV”) equal to the net value of the assets of the Current Fund transferred to that class of the New Fund.  The value of each shareholder’s account with the corresponding class of the New Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with the Current Fund immediately prior to the Reorganization.  Because the shares of the New Fund will be issued in the Reorganization at an NAV of $10.00 per share, the number of New Fund shares issued in the Reorganization will differ from the number of Current Fund shares held immediately prior to the Reorganization.  No sales charge, exchange fee or fee of any kind will be charged to shareholders in connection with the Reorganization.  Consummation of the Reorganization (the “Closing”) is expected to occur on or about December 1, 2007.

If any amendment is made to the Agreement following the mailing of this Proxy Statement/Prospectus and prior to the Closing that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.  However, if an amendment is made which would not have a material adverse effect on shareholders, the Agreement may be amended without shareholder approval by mutual agreement of the parties.

Each Current Fund and the Trust will receive an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes.  Thus, shareholders will not have to pay additional federal income tax as a direct result of the Reorganization.

The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties or by any party if the shareholders of any Current Fund do not approve the Agreement.

How Do the Business, Investment Objectives, Principal Strategies and Policies of the Current Funds Compare to that of the New Fund?

Below is a summary comparing the business, investment objectives, principal investment strategies and policies of the Current Funds and the New Fund.  You can find more detailed information about the New Fund’s investment strategies and other investment policies in Appendix B.  Each Current Fund prospectus contains a detailed discussion of that Fund’s investment strategies and other investment policies.

	Current Funds	New Fund
Business	Each Current Fund is a diversified, closed-end investment management company organized as a Massachusetts business trust. Each Current Fund also operates as an “interval fund” under the 1940 Act.	The New Fund is a diversified series of the Trust, an open-end, investment management company organized as a Massachusetts business trust.
Investment Objective	Each Current Fund seeks to provide a high level of current income as is consistent with the preservation of capital, by investing in a portfolio primarily of senior floating rate loans.

The New Fund will seek to provide a high level of current income.  The New Fund will seek to achieve its objective by investing in a portfolio primarily of senior floating rate loans.  In connection with the Reorganization and Conversion, the Portfolio will conform its investment objective to that of the New Fund.

Master-Feeder Structure	Each Current Fund seeks to meet its investment objective by investing in the Portfolio.	Same
Senior Loans

The Portfolio invests primarily in senior floating rate loans (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.

Same
80% Investment Policy

The Portfolio seeks to achieve its objective by investing normally at least 80% of its assets (generally by the purchase of assignments) in interests in Senior Loans (including foreign loans that are U.S. dollar denominated or denominated in euros, Swiss francs, British pounds or Canadian dollars (each an “Authorized Foreign Currency”) making interest and principal payments in the Authorized Foreign Currency).

The Portfolio will invest, under normal circumstances, at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities of U.S. and foreign issuers.  Foreign loans may be denominated in (and/or pay principal and interest in) U.S. dollars or in euros, Swiss francs, British pounds or Canadian dollars (“Authorized Foreign Currencies”).

Borrowing and Leverage

The Portfolio may borrow up to 33 1/3% of assets to (1) leverage, (2) remain fully invested after a cash infusion from the prepayment of Senior Loans or sales of shares, (3) to satisfy cash settlement obligations and honor redemptions of shares, and/or (4) defensive or emergency purposes.

Same

Junior Loans	The Portfolio may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge.	Same
Foreign Securities

The Portfolio may invest up to 25% of its net assets in foreign Senior Loans denominated in an Authorized Foreign Currency and up to 35% of net assets in both such Senior Loans and U.S. dollar-denominated foreign Senior Loans.

The Portfolio may invest up to 35% of its net assets in foreign Senior Loans and foreign securities, predominantly in developed countries.  As noted above, foreign Senior Loans may be denominated in (and/or pay principal and interest in) U.S. dollars or any Authorized Foreign Currency.

Investment Grade Securities	The Portfolio also may purchase investment grade, fixed income debt securities and money market instruments.	Same
Derivative Instruments

The Portfolio may invest in derivative instruments to enhance return, to hedge against fluctuations in securities’ prices, interest rates, currency exchange rates, to change the duration of obligations held, to manage risks and/or as substitutes for purchases or sales of securities.

Same
Illiquid Securities	The Portfolio may invest up to 100% of its assets in illiquid securities.	The Portfolio may invest only up to 15% of its net assets in illiquid securities.
Investment Advisers	Boston Management and Research (“BMR”), a subsidiary of Eaton Vance, with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109.	Same
Administrator	Eaton Vance	Same
Portfolio Managers

Co-Portfolio Managers:

Scott H. Page

▪

Vice President, Eaton Vance and BMR

▪

Co-Portfolio manager of the Portfolio since August 1996

Payson F. Swaffield

▪

Vice President, Eaton Vance and BMR

▪

Co-Portfolio manager of the Portfolio since August 1996

The co-portfolio managers share portfolio management responsibilities.

Same
Distributor	Eaton Vance Distributors, Inc. (“EVD”)	Same

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of New Fund shares.

As the above table indicates, the investment objectives, principal investment strategies and policies of the Current Funds and New Fund are substantially similar as a result of their investment in the Portfolio.  In connection with the

Reorganization, however, the Portfolio will be permitted to invest in foreign Senior Loans denominated in Authorized Foreign Currencies with respect to 35% of its net assets (rather than 25% of net assets as currently permitted).  In addition, the Portfolio will limit its investments in illiquid securities to 15% of its net assets.  As noted above, the investment adviser, administrator, portfolio managers and distributor will remain the same.

What Are the Principal Risks of Investing in the New Fund?

The principal risks associated with an investment in the New Fund are similar to the principal risks associated with an investment in each Current Fund.  Appendix B provides further information regarding the risks of investing in the New Fund.

Senior Loans.  The New Fund invests primarily in below investment grade floating rate loans and floating rate debt obligations, which are considered speculative because of the credit risk of their issuers.  Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments.  Such companies are more likely to default on their payments of interest and principal owed to the New Fund than issuers of investment grade bonds, and such defaults could reduce the New Fund’s net asset value and income distributions.  An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs.  Lower rated investments also may be subject to greater price volatility than higher rated investments.  Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause the New Fund’s net asset value per share to fall.  The frequency and magnitude of such changes cannot be predicted.

Leverage and Borrowing.  The Portfolio borrows for the purpose of acquiring additional income-producing investments when it believes that the interest payments and other costs with respect to such borrowings or indebtedness will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments.  Successful use of a leveraging strategy depends on the investment adviser’s ability to predict correctly interest rate and market movements.  There is no assurance that a leveraging strategy will be successful.  The cost of any such borrowings or debt issuance will be borne by the New Fund’s shareholders.  Any such borrowings or debt issuance is a speculative technique in that it will magnify any changes to the New Fund’s NAV.

Interest Rates.  Loans and other debt securities are also subject to the risk of increases in prevailing interest rates, although floating rate securities reduce this risk.  Interest rate changes may also increase prepayments of loans and other debt obligations and require the New Fund to invest assets at lower yields.

Liquidity.  No active trading market may exist for certain loans, which may impair the ability of the New Fund to realize the full value of such loans in the event of the need to liquidate such assets.  Adverse market conditions may impair the liquidity of some actively traded loans.

Foreign Investments.  The value of foreign investments is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks.  In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States.  Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations.  The New Fund may use forward currency exchange contracts or other permitted hedging techniques to attempt to mitigate adverse effects of foreign currency fluctuations, however, there is no certainty that such strategy will be successful.

Derivatives.  The New Fund’s use of derivatives is subject to certain limitations and may expose the New Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements.  Hedging transactions involve a risk of loss due to unanticipated changes in exchange or interest rates, as well as the risk of counterparty default.

General.  The New Fund is not a money market fund and its NAV will fluctuate.  The New Fund is not a complete investment program and you may lose money by investing in the New Fund.  An investment in the New Fund is not a deposit in a bank and is not insured or guaranteed by the federal Deposit Insurance Corporation or any other government agency.

How Does Each Current Fund’s Performance Compare to the New Fund’s Performance?

The New Fund has been formed solely to effect the Reorganization.  It currently has no assets and will commence operations upon the closing of the Reorganization.  Upon consummation of the Reorganization, each class of the New Fund will assume the performance of its corresponding New Fund.  The bar charts and tables below provide information about the performance of each Current Fund and corresponding class of the New Fund for each calendar year through December 31, 2006.  Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

Bar Charts.  The returns in the bar chart for each Current Fund and the New Fund do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.

Advisers Fund/Advisers Class

During the ten years ended December 31, 2006, the highest quarterly return was 2.99% for the quarter ended June 30, 2003, and the lowest quarterly return was -0.82% for the quarter ended September 30, 2002.

Prime Rate Fund/Class B shares

During the ten years ended December 31, 2006, the highest quarterly return was 2.88% for the quarter ended June 30, 2003, and the lowest quarterly return was -0.72% for the quarter ended September 30, 2002.

Classic Fund/ Class C shares

During the ten years ended December 31, 2006, the highest quarterly return was 2.84% for the quarter ended June 30, 2003, and the lowest quarterly return was -0.88% for the quarter ended September 30, 2002.

Institutional Fund/Class I shares

During the ten years ended December 31, 2006, the highest quarterly return was 3.09% for the quarter ended June 30, 2003, and the lowest quarterly return was -0.69% for the quarter ended September 30, 2002.

Performance Table.  The table contains the performance of each Current Fund and each corresponding class of shares of the New Fund and a comparison to the performance of a broad-based, unmanaged loan market index.  Returns in the table for Prime Rate Fund and Class B shares of the New Fund are shown before and after the reduction of taxes.

AVERAGE ANNUAL TOTAL RETURNS
As of December 31, 2006
Current Fund/New Fund Class	1 YEAR	5 YEARS	10 YEARS
Advisers Fund/ Advisers Class
Return Before Taxes	6.15%	4.73%	4.96%
Prime Rate Fund/Class B shares
Return Before Taxes	3.14%	4.74%	4.99%
Return After Taxes on Distributions	0.95%	3.22%	2.82%
Return After Taxes on Distributions and the Sale of Fund Shares	2.00%	3.14%	2.90%
Classic Fund/ Class C shares
Return Before Taxes	5.10%	4.61%	4.83%
Institutional Fund/ Class I shares
Return Before Taxes	6.76%	5.29%	5.38%
S&P/LSTA Leveraged Loan Index	6.74%	5.74%	5.43%

These returns reflect any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The S&P/LSTA Leveraged Loan Index is an unmanaged loan market index.  Investors cannot invest directly in an index.  (Source for the S&P/LSTA Leveraged Loan Index returns: Standard & Poor’s.)

Total returns are historical and are calculated by determining the percentage change in NAV or public offering price with all distributions reinvested.  Advisers Fund and Institutional Fund commenced operations as of March 28, 1998 and September 1, 1999, respectively.  Performance of Advisers Fund and Institutional Fund (and their corresponding classes) prior to commencement of operations is that of Prime Rate Fund, adjusted to eliminate the Prime Rate Fund sales charge, but not adjusted for differences in other expenses.  A Current Fund’s past performance (both before and after taxes) is no guarantee of future results.  Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility, a Current Fund’s current performance may be lower or higher than the quote d return.  For a Current Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions.  After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Current Funds and other classes of the new Fund will vary from the returns presented for Prime Rate Fund/Class B shares.  Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

How Do Each Current Fund’s Fees and Expenses Compare to the New Fund’s Fees and Expenses?

The table below describes the Shareholder Fees (paid directly from a shareholder’s investment) applicable to each Current Fund and its corresponding class of the New Fund:

Shareholder Fees (fees paid directly from your investment)	Advisers Fund/ Advisers Class	Prime Rate Fund/ Class B	Classic Fund/ Class C	Institutional Fund/ Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	3.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)*	1.00%	None	None	1.00%
Exchange Fee	None	None	None	None

*

The redemption fee is applicable to Advisers Class and Class I shares purchased after the Reorganizations and redeemed or exchanged within 90 days of the settlement of the purchase.

The table below includes (1) fees and expenses of each Current Fund as of May 31, 2007 and (2) estimated fees and expenses of each class of the New Fund.  There is no guarantee that actual expenses will be the same as those shown in the tables.

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)	Management Fees(1)	Distribution and Service (12b-1) Fees	Other Expenses (including interest expense of 0.52%)(2)	Total Annual Operating Expenses
Advisers Fund	0.88%	0.25%	0.85%	1.98%
Advisers Class	0.60%	0.25%	0.70%	1.55%
Prime Rate Fund	0.50%	0.70%	0.71%	1.91%
Class B	0.60%	0.60%	0.70%	1.90%
Classic Fund	0.50%	0.85%	0.71%	2.06%
Class C	0.60%	0.75%	0.70%	2.05%
Institutional Fund	0.61%	-0-	0.81%	1.42%
Class I	0.60%	-0-	0.70%	1.30%

 (1)

Eaton Vance has agreed to reduce the advisory fee payable by the Portfolio from its contractual rate of 0.95% of average daily gross assets annually to 0.50% annually on average daily gross assets of up to and including $1 billion and at reduced rates at average daily gross assets that exceed that level.  Eaton Vance has also agreed to waive the payment of administration fees by Prime Rate Fund and Classic Fund.  The administration fee reductions and, in the case of the Current Funds, the advisory fee reduction are contingent upon the continued payment of distribution fees by Prime Rate Fund and Classic Fund.  The fee reductions cannot be reduced unless approved by the Current Fund Trustees, including the Independent Trustees, and (after the Reorganization) New Fund shareholders.

(2)

Other expenses for the New Fund are estimated.  Other expenses include interest expense of 0.52% of average daily net assets.  As of May 31, 2007, the Portfolio was approximately 10% leveraged.

The Portfolio may increase the amount of borrowings within permitted limits.  If the amount of leverage increases, the associated interest expense also will increase.

Example.  This Example is intended to help you compare the cost of investing in each Current Fund and the New Fund with the cost of investing in other mutual funds.  The costs for each Current Fund are based on fees and expenses as of May 31, 2007 as set forth above.  The costs of investing in the different classes of the New Fund, giving effect to the Reorganization of each Current Fund into the New Fund, are based on the fees and expenses of the New Fund set forth above.

You may notice a difference between this Example and the expense example in the Current Fund Prospectus.  Because the New Fund will be an open-end fund, this Example complies with disclosure requirements applicable to open-end funds, including the requirement that this Example assume an initial investment of $10,000.  By contrast, the expense example set forth in each Current Fund Prospectus complies with disclosure requirements applicable to closed-end funds, including that such Example assume a $1,000 investment.

This Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay in two scenarios – if you redeem all of your shares, and if you do not redeem your shares, at the end of the stated periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses table above.  Your actual costs may be higher or lower.  Based on these assumptions, you would pay the following expenses if you redeemed your shares:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Eaton Vance Advisers Senior Floating-Rate Fund	$201	$621	$1,068	$2,306
New Fund - Advisers Class	$158*	$490	$845	$1,845
Eaton Vance Prime Rate Reserves	$494	$800	$1,032	$2,038
New Fund - Class B**	$493	$797	$1,026	$2,027
EV Class Senior Floating-Rate Fund	$309	$646	$1,108	$2,390
New Fund - Class C	$308	$643	$1,103	$2.379
Eaton Vance Institutional Senior Floating-Rate Fund	$145	$449	$776	$1,702
New Fund - Class I	$132*	$412	$713	$1,568

You would pay the following expenses if you did not redeem your shares:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Eaton Vance Advisers Senior Floating-Rate Fund	$201	$621	$1,068	$2,306
New Fund - Advisers Class	$158	$490	$845	$1,845
Eaton Vance Prime Rate Reserves	$194	$600	$1,032	$2,038
New Fund - Class B**	$193	$597	$1,026	$2,027
EV Class Senior Floating-Rate Fund	$209	$646	$1,108	$2,390
New Fund - Class C	$208	$643	$1,103	$2,379
Eaton Vance Institutional Senior Floating-Rate Fund	$145	$449	$776	$1,702
New Fund - Class I	$132	$412	$713	$1,568

*

Due to the redemption fee, the cost of investing in Advisers Class or Class I shares for one year would be $100 higher for shares purchased after the Reorganization and redeemed or exchanged within 90 days of the settlement of the purchase.

**

Reflects the expenses of Class A shares of the New Fund after eight years because Class B shares automatically convert to Class A shares after eight years.  See “How do New Fund Shares Differ from the Current Funds?” below.

Who Manages the New Fund and the Portfolio?

The Portfolio’s investment adviser is BMR, a subsidiary of Eaton Vance, with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its subsidiaries currently manage over $150 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio.  Under its investment advisory agreement with the Portfolio, BMR is entitled to receive a monthly fee equal to 0.95% of average daily gross assets of the Portfolio.  Gross assets of the Portfolio are calculated by deduction of all liabilities of the Portfolio, except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio.  Pursuant to a fee reduction agreement between BMR and the Portfolio, the advisory fee payable to BMR has been reduced and BMR received fees as follows:

Annual Average Daily Gross Assets for the Month	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion	0.3750%

For the fiscal year ended November 30, 2006, the Portfolio paid BMR advisory fees equivalent to 0.45% of the Portfolio’s average daily gross assets, which equaled 0.45% of the Portfolio’s average daily net assets for that period.

Shareholder reports will provide information regarding the basis for the Trustees approval of the Portfolio’s investment advisory agreement.

Eaton Vance serves as the administrator of the New Fund, providing the New Fund with administrative services and related office facilities.  In return, the New Fund is authorized to pay Eaton Vance a monthly administrative fee equal to 0.10% annually of average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the New Fund.  For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services.  This fee is paid to Eaton Vance by the New Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

How Do the New Fund Classes Differ from the Current Funds?

The New Fund is offering Advisers Class, Class B, Class C and Class I shares in connection with the Reorganization.  The New Fund also expects to offer Class A shares, which do not have a corresponding Current Fund.  The different classes of shares of the New Fund represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses, will likely have different share prices due to differences in class expenses and will have different rights.  Set forth below is a brief comparison of each Current Fund and the corresponding class of shares offered by the New Fund.

Advisers Fund and Advisers Class Shares.  Both Advisers Fund and Advisers Class shares of the New Fund have similar characteristics and a similar fee structure:

▪

Both are offered at NAV to clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services.  Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans).  Advisers Fund and Advisers Class shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers.

▪

Both are offered at NAV with no sales charge.

▪

Advisers Class shares purchased after the Reorganization will be subject to a 1% redemption fee if redeemed within 90 days of settlement of the purchase.

▪

Both pay distribution and service fees equal to 0.25% annually of average daily net assets.

Prime Rate Fund and Class B Shares.  Both Prime Rate Fund and Class B shares of the New Fund have similar characteristics and a similar fee structure:

▪

Both are offered at NAV with no front-end sales charge.  If you sell your Prime Rate Fund shares or Class B shares within four years of purchase, you generally will be subject to an early withdrawal charge (“EWC”) in the case of Prime Rate Fund or a CDSC in the case of Class B shares.  The EWC and CDSC schedules are the same, ranging from 3.00% to 1.00% of the lower of the NAV at the time of purchase or at the time of redemption.  The amount of the EWC and CDSC applicable to a redemption or withdrawal decreases over four years.  The EWC and CDSC are deducted from your redemption proceeds.  Under certain circumstances, the EWC and CDSC may be waived.

▪

Prime Rate Fund shares pay distribution fees of 0.70% annually of average daily net assets; whereas Class B shares pay distribution fees and services fees equal to 0.60% annually of average daily net assets.

▪

Class B shares automatically convert to Class A shares of the New Fund after eight years.  Prime Rate Fund does not have a conversion feature.  Shares of Prime Rate Fund outstanding for more than eight years will convert to Class B shares of the New Fund in the Reorganization and then convert to Class A shares shortly thereafter.

▪

Orders for Class B shares of one or more Eaton Vance open-end funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance open-end fund shares held within the purchasing shareholder’s account) is $100,000 or more.  There is no limitation on the purchase of Prime Rate Fund shares.

Classic Fund and Class C Shares.  Both Classic Fund and Class C shares of the New Fund have similar characteristics and a similar fee structure:

▪

Both are offered at NAV with no front-end sales charge.  If you sell your Classic Fund shares or Class C shares within 12 months of purchase, you generally will be subject to an EWC in the case of Classic Fund and a CDSC in the case of Class C shares.  The EWC and CDSC are the same (1.00% of the lower of the NAV at the time of purchase or at the time of redemption).  The EWC and CDSC are deducted from your redemption proceeds.  Under certain circumstances, the EWC and CDSC may be waived.

▪

Classic Fund shares pay distribution fees of 0.70% and service fees of 0.15% of average daily net assets; whereas Class C shares pay distribution fees equal to 0.60% and service fees equal to 0.15% annually of average daily net assets.

▪

Orders for Class C shares of one or more Eaton Vance open-end funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance open-end fund shares held within the purchasing shareholder’s account) is $1,000,000 or more.  There is no limitation on the purchase of Classic Fund shares.

Institutional Fund and Class I Shares.  Both Institutional Fund and Class I shares of the New Fund have similar characteristics and a similar fee structure:

▪

Both are offered to clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services.  Such clients may include individuals, corporations, endowments, foundations and qualified plans.  Institutional Fund and Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers.

▪

Both are offered at NAV with no sales charge.

▪

Class I shares purchased after the Reorganization will be subject to a 1% redemption fee if redeemed within 90 days of settlement of the purchase.

▪

Neither Institutional Fund nor Class I pays distribution or service fees.

Sales Charges and CDSC Holding Period for the Reorganization; Application of Redemption Fee.  No sales charges or EWC are applicable to shares of the New Fund issued to shareholders of each Current Fund in connection with the Reorganization.  The holding period for purposes of determining whether to charge a CDSC upon redemption of

Class B shares and Class C shares of the New Fund received in connection with the Reorganization that are redeemed subsequent to the Reorganization will include the holding period of the corresponding Prime Rate Fund and Classic Fund shares at the time of the Reorganization, respectively.  The redemption fee applicable to Advisers Class and Class I shares of the New Fund will not apply to such shares acquired in the Reorganization.  Please see Appendix C for a detailed discussion of the sales charges, waivers and conversion features of the classes of the New Fund.

New Fund Distribution and Service Fees.  Advisers Class, Class B and Class C shares of the New Fund have in effect plans under Rule 12b-1 that allows each class to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services.  Class B and Class C shares pay distribution fees to the principal underwriter of 0.40% and 0.60%, respectively, of average daily net assets annually.  Because these fees are paid from New Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.  The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 3% and 1%, respectively, of the purchase price of the shares.  After the first year, investment dea lers also receive 0.60% of the value of Class C shares in annual distribution fees.  Class B and Class C also pay service fees to the principal underwriter equal to 0.20% and 0.15%, respectively, of average daily net assets annually.  Although there is no present intention to do so, Class C shares could pay service fees up to 0.25% annually upon Trustee approval.  Advisers Class shares pay distribution and service fees to the principal underwriter equal to 0.25% of average daily net assets annually. After the sale of Class B and Class C shares, the principal underwriter receives the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

How is the New Fund Organized?

The New Fund is a series of the Trust, a Massachusetts business trust registered with the SEC as an open-end investment management company.  The New Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).  As an investor in the Portfolio, the New Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions).  When necessary, the New Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders.  The New Fund can withdraw from the Portfolio at any time without shareholder approval.

What Are the Differences Between Open-End Funds and Closed-End Interval Funds?

Generally.  Open-end funds, commonly referred to as mutual funds, issue redeemable securities.  The holders of redeemable securities have the right to surrender those securities to the mutual fund and obtain in return their proportionate share of the value of the mutual fund’s net assets.  Most mutual funds also continuously issue new shares to investors at a price based on the fund’s NAV at the time of issuance.  Such a fund’s NAV per share is determined by deducting the amount of its liabilities from the value of its assets and dividing the difference by the number of shares outstanding.  See Appendix D for further discussion of Purchasing, Redeeming and Shareholder Account Features of the New Fund.

In contrast, closed-end interval funds, such as each Current Fund, generally engage in continuous sales of securities but do not permit daily redemptions or repurchases of their outstanding shares.  Interval funds offer shareholders limited liquidity by conducting periodic repurchase offers for their shares.  The amount of shares that may be purchased by an interval fund is limited to no more than 25% of the outstanding shares per repurchase offer.  Each Current Fund conducts a repurchase offer for its shares quarterly.

Immediately below is a list of some of the legal, practical and operational differences between the Current Funds, as closed-end interval funds, and the New Fund, which is an open-end fund.

Acquisition and Disposition of Shares.  Following the Reorganization, you will be able to redeem all or a portion of your New Fund shares on any business day and realize the value of the shares at the next determined current NAV, less any applicable CDSC or redemption fees (as described above).  Like each Current Fund, the New Fund’s NAV will be calculated by dividing (1) the value of the New Fund’s total assets less all liabilities (including accrued expenses) by (2) the number of outstanding shares of the New Fund.  Because the New Fund will invest in the Portfolio, the New Fund’s net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio’s assets and liabilities).  Open-end funds generally value their assets on each business day in order to determine the current NAV on the basis of which their shares may be redeemed by stockholders or purchased by investors.  It is anticipated that the NAV of the New Fund will be published daily by leading financial publications and available on the Internet.  See Appendix E for further discussion of Valuing Shares of the New Fund.

Portfolio Management.  Because each Current Fund only repurchases its shares quarterly, it may generally keep its assets fully invested and make investment decisions that take into account cash in-flows based on its continuous sales of shares while adjusting for cash outflows from repurchases of its shares only quarterly.  In contrast, mutual funds, like the New Fund, honor redemption requests any business day, as discussed above.  They, therefore, must continuously consider cash inflows and outflows and may be required to sell portfolio securities at disadvantageous times or prices in order to satisfy redemption requests.  As noted above, the Portfolio may borrow to satisfy redemption requests, which may allow for a more orderly liquidation in the event securities need to be sold to meet redemptions by the New Fund.  Additional borrowings would result in additional interest expense to the Portfolio and the New Fund.

In the event the Portfolio holds larger reserves of cash or cash equivalents to meet New Fund redemption requests, the Portfolio’s investment flexibility and the scope of its investment opportunities may be reduced.  The Portfolio may have to sell portfolio securities in order to accommodate the need for larger reserves of cash or cash equivalents.  This may increase transaction costs and portfolio turnover and decrease New Fund returns.  In addition, the sale of securities may generate taxable gains or losses which must be distributed to shareholders.

Expenses; Costs of Potential Net Redemptions.  While it is not possible to predict, each Current Fund’s total annual expenses are expected to decrease as a result of the Reorganization, as noted above.  However, the Reorganization could result in immediate, substantial redemptions and hence a marked reduction in the size of the New Fund.  Such reduction in the size of the New Fund could result in an increase in each shareholder’s per share costs and expenses of the New Fund.  As an open-end fund, it is not possible to know whether the New Fund will experience net redemptions or net purchases, or over what time period either would occur.  A decreased asset base could produce less income than is currently being produced.

Senior Securities and Borrowing.  Closed-end funds are permitted to issue “senior securities” representing indebtedness (i.e., bonds, debentures, notes and other similar securities), to any lender if they maintain 300% asset coverage for all the borrowings.  In addition, closed-end funds may generally issue preferred stock.  Certain federal securities laws prohibit open-end funds, however, from issuing senior securities representing indebtedness, other than indebtedness to banks where there is asset coverage of at least 300% for all borrowings.  In short, the Current Funds and the Portfolio, as closed-end funds, have more flexibility than the New Fund, as a mutual fund, will have to issue senior securities.  As a result, the Current Funds and the Portfolio may have more flexibility to “leverage” their assets than the New Fund will have.  Eaton Vance does not believe, however, that the more restrictive senior securities policies, which will apply to the New Fund and the Portfolio after the Conversion, will materially affect the ability of the New Fund or the Portfolio to carry out its investment program.

Illiquid Securities.  There is no limit on the amount of net assets that a closed-end fund may invest in securities that are not readily marketable or are otherwise considered to be illiquid (“illiquid securities”).  Further, the investment restrictions of the Current Funds and the Portfolio do not impose a limit on the percentage of illiquid securities that they may hold.  An open-end fund, by contrast, may invest only up to 15% of its net assets in illiquid securities.  This limit will apply to the New Fund and the Portfolio after the Conversion.

Qualification as a Regulated Investment Company.  Each Current Fund qualifies, and the New Fund intends after the Reorganization to qualify, for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).  Like the Current Funds, therefore, the New Fund will be relieved of federal income tax on the part of its investment company taxable income and net capital gain that is distributed to shareholders.  See Appendix F for further discussion of Tax Information relating to the New Fund.

Excessive Short-Term Trading Activity.  Excessive short-term trading activity involves a purchase of fund shares followed shortly thereafter by a redemption of fund shares, or vice versa.  Closed-end funds, like the Current Funds, are not subject to excessive short-term trading activities because they do not redeem their shares on a daily basis.  Because mutual funds offer daily redemptions, they are susceptible to excessive short-term trading, which is disruptive and can adversely impact the ability of the investment adviser to invest assets in an orderly long-term manner, which in turn may adversely impact performance.  As an open-end fund, the New Fund may be susceptible to excessive short-term trading activity.  The New Fund has adopted polices and procedures designed to discourage such activity, including (in the case of Advisers Class and Class I) a 1% redemption fee.  See Appendix G for further discussion of the Restrictions on Excessive Trading and Market Timing of the New Fund.

What is the Capitalization of the Current Funds and the New Fund?

The following table sets forth the capitalization of each Current Fund as of May 31, 2007 and of each class of shares of the New Fund on a pro forma combined basis as of that date after giving effect to the proposed Reorganizations.  The New Fund is newly organized and did not have any operations of its own as of the date of this Proxy Statement/Prospectus.

Fund	Net Assets (millions)	Net Asset Value Per Share	Shares Outstanding
Advisers Fund	$58,160,944	$9.43	6,169,453
New Fund – Advisers Class	$58,154,014	$10.00	5,815,401
Adjustments*	($6,930)	$0.57	(354,052)
Prime Rate Fund	$1,225,726,309	$9.44	129,878,712
New Fund – Class B	$1,225,580,262	$10.00	122,558,026
Adjustments*	($146,047)	$0.56	(7,320,686)
Classic Fund	$1,006,993,329	$9.41	106,966,016
New Fund – Class C	$1,006,873,344	$10.00	100,687,334
Adjustments*	($119,985)	$0.59	(6,278,682)
Institutional Fund	$59,065,223	$9.43	6,264,655
New Fund – Class I	$59,058,185	$10.00	5,905,819
Adjustments*	($7,038)	$0.57	(358,836)

*

Each Current Fund will bear the expenses of the Reorganization as described in “What Did the Board Consider in Approving the Agreement?” below.

Does the New Fund have a Financial History?

The New Fund is newly organized and has no performance history or operations of its own as of the date of this Proxy Statement/Prospectus.  The New Fund, as the successor to the Prime Rate Fund, will assume and publish the operating history and performance record of the Prime Rate Fund after the Reorganization.  Each class of the New Fund will then assume and publish the performance record of its corresponding Current Fund.  Financial information for each Current Fund is included in the relevant Current Fund prospectus, which is incorporated by reference into this Proxy Statement/Prospectus, and in the most recent annual and semiannual reports to shareholders, which are incorporated by reference into this Proxy Statement/Prospectus and into the Statement of Additional Information relating to this Proxy Statement/Prospectus.  For information regarding the New Fund’s financial history, see its financial highlights in Appendix H.

What Are the Federal Income Tax Consequences of the Reorganization?

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change.  The principal federal income tax consequences that are expected to result from each Reorganization, under currently applicable law, are as follows:

▪

the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

▪

no gain or loss will be recognized by each Current Fund upon the transfer of its assets to the New Fund solely in exchange for shares of the New Fund and the New Fund’s assumption of the liabilities of each Current Fund or on the distribution of those shares to each Current Fund’s shareholders;

▪

no gain or loss will be recognized by the New Fund on its receipt of assets of each Current Fund in exchange for shares of the New Fund;

▪

no gain or loss will be recognized by any shareholder of each Current Fund upon the exchange of shares of each Current Fund for shares of the New Fund;

▪

the tax basis of the shares of the New Fund to be received by a shareholder of each Current Fund will be the same as the shareholder’s tax basis of the shares of each Current Fund surrendered in exchange therefor; and

▪

the holding period of the shares of the New Fund to be received by a shareholder of each Current Fund will include the period for which such shareholder held the shares of each Current Fund exchanged therefor, provided that such shares of each Current Fund are capital assets in the hands of such shareholder as of the Closing.

Neither the Current Funds nor the Trust has requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization.  As a condition of the Reorganization, Kirkpatrick & Lockhart Preston Gates Ellis LLP will render a favorable opinion to the Trust as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the effective time of the Closing, of certain representations of the Current Funds and the Trust upon which Kirkpatrick & Lockhart Preston Gates Ellis LLP will rely in rendering its opinion.  The conclusions reached in that opinion could be jeopardized if the representations of the Current Funds or the Trust are incorrect in any material respect.  A copy of the opinion will be filed with the SEC and will be available for public inspection.

The foregoing description of the federal income tax consequences of each Reorganization is made without regard to the particular facts and circumstances of any shareholder of the Current Fund.  Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

What Did the Board Consider in Approving the Agreement?

At a meeting of the Board held on August 6, 2007, the Board considered the Reorganization.  After careful consideration and after weighing the potential advantages and disadvantages of the Reorganization, the Board, including the Independent Trustees, determined that the Reorganization is advisable and in the best interests of each Current Fund and will not dilute the interests of shareholders.  Accordingly, the Board, including the Independent Trustees, approved the Agreement and the Reorganization.

In connection with the Board meeting, the Board received from Eaton Vance written materials that contained information about the effect of the Reorganization on annual fund operating expenses and shareholder fees and services, the estimated costs relating to the Reorganization, and a comparison of investment objectives, restrictions and policies of each Current Fund and the New Fund.  Eaton Vance also provided the Board with written materials concerning the structure of the proposed Reorganization and the federal tax consequences of the Reorganization.

Liquidity and Economies.  The Board considered that Eaton Vance had proposed the Reorganization as part of an effort to provide shareholders of each Current Fund with the benefits of daily rather than quarterly liquidity and that the Reorganization was expected to achieve certain economies as a result of the aggregation of Current Fund assets into a single, multi-class fund.

New Fund Class Structure and Distribution.  In reaching its determination to approve the Reorganization, the Board considered the proposed structure of each share class of the New Fund.  The Board noted that the New Fund would offer five share classes – Advisers Class, Class A, Class B, Class C and Class I, and that the sales load and distribution arrangements for each class would be similar to those in effect for other open-end funds advised by Eaton Vance and distributed by EVD.  The Board also noted that each Current Fund and the corresponding class of shares to be issued by the New Fund had similar characteristics and a similar structure of advisory, distribution and administration fees.  The Board further considered that the transfer of the assets of each Current Fund to its corresponding share class of the New Fund, and the issuance of shares of each such class in exchange therefor, will be made on th e basis of the relative net asset values of each Current Fund and the corresponding class of the New Fund.  Accordingly, the aggregate value of shares of each New Fund class to be issued at the closing of the Reorganization will equal the aggregate value of shares of the relevant Current Fund immediately prior thereto.

Portfolio Management.  The Board noted that portfolio management function for the Current Funds and New Fund is substantially similar due to the fact that each invests all of its investable assets in the Portfolio.  The Board considered the changes to the Portfolio’s investment objective and the restrictions on the Portfolio’s investments in foreign securities and illiquid securities, as well as the similarities and differences in the fundamental investment restrictions of the Current Funds and those of the New Fund, and was advised that the changes are consistent with other open-end Eaton Vance funds.

The Board considered that the investment adviser, administrator, distributor and portfolio managers will not change.  The Board also considered that upon the Reorganization, the Trust will be governed by a Board of Trustees which is the same as the Board of Trustees which governs the Current Funds.

Impact on Expenses.  The Board considered the expense ratio of each Current Fund and the anticipated total annual operating expenses of each class of the New Fund, including that the proposed Reorganization is expected to result in lower total annual operating expenses for shareholders of the Advisers Fund and the Institutional Fund and to have no negative impact on the total annual operating expenses paid by shareholders of the Prime Rate Fund and the Classic Fund.  The Board also considered that the advisory, distribution and administration fees payable to the Eaton Vance organization by the New Fund are substantially same in total as the aggregate fees payable by the Current Funds.

Tax Consequences.  The Board considered the fact that the Current Funds would obtain an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP that each Reorganization will qualify as a tax-free reorganization for federal income tax purposes and accordingly will not result in any gain or loss for federal income tax purposes to the Current Fund, the New Fund, or any Fund’s shareholders.

Reorganization Expenses.  The Board noted that the total expenses to be incurred in connection with the Reorganization are expected to be approximately $280,000. The Board considered that each Current Fund will bear its pro rata portion of the expenses in connection with the Reorganization.

Financial Impact to Eaton Vance and Its Affiliates.  The Board noted that the Reorganization will have no direct financial impact on Eaton Vance or its affiliates.

Board Determination.  Based on the foregoing and the information presented at the Board meeting discussed above, the Board determined that the Reorganization is advisable and in the best interests of each Current Fund and will not dilute the interests of shareholders of any Fund.  Therefore, the Board recommended the approval of the Agreement by the shareholders of each Current Fund at the Special Joint Meeting.

What is the Vote Required to Approve Proposal 1?

Approval of the Agreement requires that each Current Fund obtain the affirmative vote of a majority of the outstanding voting securities of that Fund.  If Proposal 1 is not approved by shareholders of each Current Fund, the Board of Trustees will consider what actions may be appropriate and in the interest of shareholders.

The Board of Trustees recommends that the shareholders of each Current Fund vote FOR the approval of the Agreement and Plan of Reorganization.

_________________________

PROPOSAL 2:  APPROVAL OF CONVERSION OF PORTFOLIO
TO OPEN-END INVESTMENT COMPANY

What Will happen if the Conversion Occurs?

If the Conversion occurs, the Portfolio will be re-registered with the SEC as an open-end management investment company.  As noted above, open-end funds redeem securities on each business day.

What did the Board Consider in Approving the Conversion?

At the meeting held on August 6, 2007, the Portfolio’s Board considered the Conversion.  In connection with the meeting, the Board was provided with information relating to the proposed changes to the Portfolio as a result of the Conversion and Reorganization.  For the same reasons that the Board determined that the Reorganization is advisable and in the best interests of each Current Fund and its shareholders, the Board determined the Conversion is advisable and in the best interests of the Portfolio and its interestholders.

What is the Vote Required to Approve Proposal 2?

Approval of the Conversion requires the affirmative vote of a “majority of the outstanding voting securities” of the Portfolio, which term as used in this Proxy Statement/Prospectus means the vote of the lesser of (a) more than 50% of the outstanding voting securities of the Portfolio, or (b) 67% or more of the voting securities of the Portfolio at a meeting or represented by proxy if holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy.  Each Current Fund will vote its interest in the Portfolio in the same proportion as the votes of the Current Fund shareholders cast at the meeting on Proposal 2.  Proposal 2 only will be implemented if Proposal 1 is approved.  If Proposal 1 or 2 is not approved, the Board of Trustees will consider what actions may be appropriate and in the interest of shareholders.

The Board of Trustees recommends that the shareholders of each Current Fund vote FOR the approval of the Conversion.

_________________________

VOTING INFORMATION

How Do I Vote in Person?

If you do attend the Special Joint Meeting and wish to vote in person, we will provide you with a ballot prior to the vote.  However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.  Please call the Trust at 1-800-262-1122 if you plan to attend the Special Joint Meeting.

How Do I Vote By Proxy?

Whether you plan to attend the Special Joint Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided.  Returning the proxy card will not affect your right to attend the Special Joint Meeting and vote.

If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Joint Meeting, your “proxy” (the individual named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” both proposals and in accordance with management’s recommendation on other matters.

If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Current Funds before the Special Joint Meeting that you have revoked your proxy; such notice must be in writing and sent to the Secretary of the Current Funds at the address set forth on the cover page of this Proxy Statement/Prospectus.  In addition, although merely attending the Special Joint Meeting will not revoke your proxy, if you are present at the Special Joint Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the Special Joint Meeting in the discretion of the proxies or their substitutes.

How Will Proxies be Solicited and Tabulated?

The expense of preparing, printing and mailing this Proxy Statement/Prospectus and enclosures and the costs of soliciting proxies on behalf of each Current Fund’s Board of Trustees will be borne by each Current Fund on a pro rata basis.  Proxies will be solicited by mail and may be solicited in person or by telephone, facsimile or other electronic means by officers of each Current Fund, by personnel of Eaton Vance, by the Current Funds’ transfer agent, PFPC Inc., by broker-dealer firms or by a professional solicitation organization.  The Current Funds have retained D.F. King to assist in the solicitation of proxies, for which a Current Fund will pay an estimated fee of approximately $130,000, including out-of-pocket expenses.  The expenses connected with the solicitation of these proxies and with any further proxies which may be solicited by the Current Funds’ officers, by Eaton Vance personnel, by the transfer agent , PFPC Inc., by broker-dealer firms or by D.F. King, in person, or by telephone, by telegraph, by facsimile or other electronic means will be borne by the Current Funds.  A written proxy may be delivered to the Current Funds or their transfer agent prior to the meeting by facsimile machine, graphic communication equipment or other electronic transmission.  The Current Funds will reimburse banks, broker-dealer firms, and other persons holding shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such shares.  Total estimated costs are $118,000.

Shareholders also may choose to give their proxy votes by telephone using an automated telephonic voting system or through the Internet rather than return their proxy cards.  Please see the proxy card for details.  Each Current Fund may arrange for Eaton Vance, its affiliates or agents to contact shareholders who have not returned their proxy cards and offer to have votes recorded by telephone.  If a Current Fund records votes by telephone or over the Internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded.  If the enclosed proxy card is executed and returned, or an Internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by a Current Fund, b y the execution of a later-dated proxy card, by a Current Fund’s receipt of a subsequent valid Internet or telephonic vote, or by attending the meeting and voting in person.

All proxy cards solicited by the Board that are properly executed and telephone and Internet votes that are properly delivered and received by the Secretary prior to the meeting, and which are not revoked, will be voted at the meeting.  Shares represented by such proxies will be voted in accordance with the instructions thereon.  If no specification is made on the proxy card with respect to a Proposal, it will be voted FOR the matters specified on the proxy card.  Abstentions will be treated as shares that are present at the meeting, but which have not been voted.  Accordingly, abstentions will assist a Current Fund in obtaining a quorum, but will have no effect on the outcome of the Proposals.  Broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will not be counted for quorum purposes and will not be voted.  Shares for which votes are not received which are not held by nominees, to the best of a Current Fund’s knowledge, will not be counted as present for quorum purposes, but will be voted in proportion to votes actually received.

How is a Quorum Determined and What Happens if There is an Adjournment?

With respect to each Current Fund, what constitutes a quorum for purposes of conducting a valid shareholder meeting, such as the Special Joint Meeting, is set forth in the Current Fund’s By-laws.  Under the By-laws of Advisers Fund, Classic Fund and Institutional Fund, the requisite quorum exists when shareholders entitled to vote one-third of the issued and outstanding shares of each Current Fund, as determined on the Record Date, are present at the Special Joint Meeting, in person or by proxy.  Under the By-laws of Prime Rate Fund, the presence, in person or by proxy, of a majority of the outstanding shares is necessary to establish a quorum.

If a quorum is not present with respect to each Current Fund at the Special Joint Meeting, the persons named as attorneys in the enclosed proxy may propose to adjourn the meeting to permit further solicitation of proxies in favor of the Proposals.  A meeting, including the Special Joint Meeting, may be adjourned one or more times.  Each such adjournment requires the affirmative vote of the holders of a majority of each Current Fund’s shares that are present at the meeting, in person or by proxy.

Will Any Other Matters Be Voted On At the Special Meeting?

The Board knows of no business that will be presented for consideration at a Special Joint Meeting other than the matters to be presented as mentioned in Proposals 1 and 2 of the Notice of Meeting.  If any other matters are properly presented, it is the intention of the persons named as attorneys in the enclosed proxy to vote the proxies in accordance with their judgment on such matters.

How Should Shareholder Proposals be Submitted?

Shareholders wishing to submit proposals for consideration at a subsequent shareholders’ meeting should send their written proposals to: Secretary, Eaton Vance Group of Funds, The Eaton Vance Building, 255 State Street, Boston, MA  02109.  Proposals must be received a reasonable time in advance of a proxy solicitation to be considered and the mere submission of a proposal does not guarantee inclusion in the proxy statement or consideration at the meeting.  The New Fund will not conduct annual meetings.

_________________________

OTHER INFORMATION

Notice to Banks.  The Current Funds have previously solicited all nominee and broker/dealer accounts as to the number of additional proxy statements required to supply owners of shares.  Should additional proxy material be required for beneficial owners, please forward such requests to Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA  02109, Attn:  Proxy Coordinator.

Information Filed with the SEC.  This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semiannual shareholder reports which each Current Fund has filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made.  The SEC file number of each Current Fund’s registration statement containing each Prospectus and related Statement of Additional Information is Registration No. 811-08671 for Advisers Fund, 811-05808 for Prime Rate Fund, 811-07946 for Classic Fund and 811-09249 for Institutional Fund.  Each Current Fund Prospectus is incorporated herein by reference.  The SEC file number for the Trust’s registration statement containing the New Fund Prospectus and related Statement of Additional Information is Registration No. 811-04015.

Each Current Fund and the Trust are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports and other information with the SEC.  Reports, proxy material, registration statements and other information filed by each Current Fund and the Trust (including the Registration Statement of the Trust relating to the New Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, DC 20549, and at the following regional office of the SEC: 1801 California Street, Suite 4800, Denver, CO 80202.  Copies of such material may also be obtained from the Public Reference Section of the SEC at Room 1580, 100 F Street, N.E., Washington, DC 20549, at the prescribed rates.  The SEC maintains a website at www.sec.gov that contains information regarding each Current Fund and the Trust.

Householding.  One Proxy Statement/Prospectus may be delivered to multiple shareholders at the same address unless you request otherwise.  You may request that we do not household proxy statements and/or obtain additional copies of the proxy statement by calling 1-800-262-1122 or writing to Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109.

_________________________

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this __ day of ________, 2007, by and among Eaton Vance Mutual Funds Trust, a Massachusetts business trust (the “Mutual Funds Trust”), on behalf of its series Eaton Vance Floating-Rate Advantage Fund (“Acquiring Fund”), Eaton Vance Prime Rate Reserves, a Massachusetts business trust (“Prime Rate Reserves”), EV Classic Senior Floating-Rate Fund, a Massachusetts business trust (“Classic Senior Floating-Rate Fund”), Eaton Vance Institutional Senior Floating-Rate Fund, a Massachusetts business trust (“Institutional Senior Floating-Rate Fund”) and Eaton Vance Advisers Senior Floating-Rate Fund, a Massachusetts business trust (“Advisers Senior Floating-Rate Fund” and together with Prime Rate Reserves, Classic Senior Floating-Rate Fund and Institutional Senior Floating-Rate Fund, each an “Acquired Fund”).  (Ea ch Acquired Fund and Mutual Funds Trust is sometimes referred to herein as an “Investment Company” or as a “Fund”).

WITNESSETH:

WHEREAS, Mutual Funds Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as Acquiring Fund), and the Trustees of Mutual Funds Trust have divided the shares of Acquiring Fund into multiple classes, including Adviser Class, Class A, Class B, Class C and Class I shares (“Acquiring Fund Shares”);

WHEREAS, each Acquired Fund is registered under the 1940 Act as a closed-end, management investment company, and each Acquired Fund currently invests all of its assets in Senior Debt Portfolio, a separate closed-end diversified management investment company which is proposed to be converted to an open-end, management investment company upon consummation of the reorganizations contemplated herein (“Portfolio”);

WHEREAS, the Investment Companies wish to effect four separate reorganizations, each described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” (within the meaning of the regulations under section 368(a) of the Code (the “Regulations”)).  The first reorganization will involve the Prime Rate Reserves changing its identity through a reorganization described in section 368(a)(1)(F) of the Code – by converting from a stand alone Massachusetts business trust to the Acquiring Fund (which is being established by Mutual Funds Trust solely for the purpose of acquiring each of the Acquired Fund’s assets and continuing that Acquired Fund’s business) – by (1) transferring all its assets to the Acquiring Fund in exchange for Class B Acquiring Fund Shares and the Acquiring Fund’s assumption of all of Prime Rate Reserves’ liabilities, (2) distributing those Acquiring Fund Shares pro rate to Prime Rate Reserves’ shareholders in exchange for their shares in Prime Rate Reserves and in complete liquidation thereof, and (3) terminating Prime Rate Reserves.  The other three reorganizations will involve each of Classic Senior Floating-Rate Fund, Institutional Senior Floating-Rate Fund, and Advisers Senior Floating-Rate Fund (1) transferring all their assets to the Acquiring Fund in exchange for Acquiring Fund Shares – in the case of Classic Senior Floating-Rate Fund, for Class C Acquiring Fund Shares; in the case of Institutional Senior Floating-Rate Fund, for Class I Acquiring Fund Shares; and in the case of Advisers Senior Floating-Rate Fund, for Adviser Class Acquiring Fund Shares – and the Acquiring Fund’s assumption of all of their respective liabilities, (2) distributing those Acquiring Fund Shares pro rata to each Acquired Fund’s shareholders in exchange for Acquired Fu nd Shares, and (3) terminating each Acquired Fund;

WHEREAS, the consummation of one reorganization is contingent on the consummation of any other reorganization described herein.  (For convenience, the balance of this Agreement – as except as otherwise expressly noted – refers only to a single reorganization, one Acquired Fund, and the Acquiring Fund, but the terms and conditions hereof shall apply separately to each reorganization and the Acquired Fund participating therein);

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.

DEFINITIONS

1.1

The term “1933 Act” shall mean the Securities Act of 1933, as amended.

1.2

The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

1.3

The term “Agreement” shall mean this Agreement and Plan of Reorganization.

1.4

The term “Assumed Liabilities” shall mean all liabilities, debts, obligations, and duties of whatever kind or nature of the Acquired Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date.

1.5

The term “Business Day” shall mean any day that the New York Stock Exchange is open.

1.6

The term “Close of Trading on the NYSE” shall mean the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. Eastern time.

1.7

The term “Closing” shall mean the closing of the transaction contemplated by this Agreement.

1.8

The term “Closing Date” shall mean December 1, 2007, provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

1.9

The term “Commission” shall mean the Securities and Exchange Commission.

1.10

The term “Custodian” shall mean State Street Bank and Trust Company.

1.11

The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this Agreement.

1.12

The term “Mutual Funds Trust N-1A” shall mean the registration statement, as amended, on Form N-1A of Mutual Funds Trust with respect to the Acquiring Fund in effect on the date hereof or on the Closing Date, as the context may require.

1.13

The term “Mutual Funds Trust N-14” shall mean Mutual Funds Trust’s registration statement on Form N-14, including a Joint Proxy Statement / Prospectus, as may be amended, that describes the transactions contemplated by this Agreement and registers the Acquiring Fund Shares to be issued in connection with the transactions.

1.14

The term “NYSE” shall mean the New York Stock Exchange.

1.15

The term “Portfolio N-1A” shall mean the registration statement, as amended, on Form N-1A of Portfolio in effect on the date hereof or on the Closing Date, as the context may require.

1.16

The term “Proxy Statement” shall mean the Joint Proxy Statement / Prospectus included in Mutual Funds Trust N-14 and furnished to Acquired Fund shareholders in connection with this transaction.

1.17

The term “Securities List” shall mean the list of those securities and other assets owned by Portfolio on behalf of Acquired Fund on the Delivery Date.

1.18

The term “Acquired Fund N-1A” shall mean the registration statement, as amended, on Form N-1A of Acquired Fund in effect on the date hereof or on the Closing Date, as the context may require.

1.19

The term “Valuation Date” shall mean the day of the Closing Date.

2.

TRANSFER AND EXCHANGE OF ASSETS

2.1

Reorganization of Acquired Fund.  At the Closing, subject to the requisite approval of Acquired Fund’s shareholders and the terms and conditions set forth herein, Acquired Fund shall assign, sell, convey, transfer, and deliver all of its assets and assign all Assumed Liabilities to Acquiring Fund, and  Acquiring Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by it of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2.  Upon delivery of the assets, Acquiring Fund will receive good and marketable title thereto free and clear of all liens.

2.2

Computation of Net Asset Value.  The net asset value of the Acquiring Fund Shares and the net value of the assets of the Acquired Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the Acquiring Fund shall be computed in the manner set forth in the Mutual Funds Trust N-1A.  In determining the value of the assets transferred by the Acquired Fund to Acquiring Fund, such assets shall be priced in accordance with the policies and procedures described in the Mutual Funds Trust N-1A.

3.

CLOSING DATE, VALUATION DATE AND DELIVERY

3.1

Closing Date.  The Closing shall be at the offices of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 immediately prior to the opening of Eaton Vance’s business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

3.2

Valuation Date.  Pursuant to Section 2.2, the net value of the assets of the Acquired Fund and the net asset value per share of Acquiring Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of the Acquired Fund will be permanently closed, and sales of Acquired Fund shares shall be suspended, as of the close of business of Acquired Fund on the Valuation Date.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Acquired Fund are traded shall be disrupted on the Valuation Date so that, in the judgment of the Mutual Funds Trust, accurate appraisal of the net assets of the Acquired Fund to be transferred hereunder or the assets of Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of the Mutual Funds Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

3.3

Delivery of Assets.  After the close of business on the Valuation Date, Acquired Fund shall issue instructions providing for the delivery of all of its assets to the Custodian to be held for the account of Acquiring Fund, effective as of the Closing.  Acquiring Fund may inspect such assets at the offices of the Custodian prior to the Valuation Date.

4.

ACQUIRED FUND DISTRIBUTIONS AND TERMINATION

4.1

As soon as reasonably practicable after the Closing Date, Acquired Fund shall pay or make provisions for the payment of all of the debts and taxes of Acquired Fund and distribute all remaining assets, if any, to shareholders of Acquired Fund, and Acquired Fund shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, Acquired Fund shall distribute the Acquiring Fund Shares to Acquired Fund shareholders. All issued and outstanding Acquired

Fund shares shall thereupon be canceled on the books of Acquired Fund.  As soon as reasonably practicable, but in all events within six months after the Closing Date, Acquired Fund shall be terminated, provided, however, that such termination shall not be required if this reorganization is not consummated.

5.

PORTFOLIO SECURITIES

On the Delivery Date, Acquired Fund shall deliver the Securities List and tax records.  Such records shall be made available to Acquiring Fund prior to the Closing Date for inspection by the Treasurer (or her designee) and the auditors of Acquiring Fund upon reasonable request.  Notwithstanding the foregoing, it is expressly understand that Portfolio may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its business as a closed-end, management investment company.

6.

LIABILITIES AND EXPENSES

Acquiring Fund shall acquire all liabilities of Acquired Fund, whether known or unknown, or contingent or determined. Acquired Fund will discharge all of its known liabilities, so far as may be possible, prior to the Closing Date. Acquiring Fund and Acquired Fund shall bear their respective expenses, in connection with carrying out this Agreement.

7.

PORTFOLIO REPRESENTATIONS AND WARRANTIES

Portfolio hereby represents, warrants and agrees as follows:

7.1

Legal Existence.  It is a trust duly organized and validly existing under the laws of the State of New York.

7.2

Registration under 1940 Act.  Portfolio is duly registered with the Commission as a closed-end, investment company under the 1940 Act and such registration is in full force and effect.  Portfolio will convert its to status as an open-end investment company under the 1940 Act (subject to interestholder approval) and such registration will be in full force and effect on the Closing Date.

7.3

Financial Statements.  The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets of Portfolio dated May 31, 2007 fairly present its financial condition as of said date in conformity with generally accepted accounting principles.

7.4

No Material Events.  There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against it that would materially affect its financial condition.

7.5

Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio’s Board of Trustees by vote taken at a meeting of such Board duly called and held on August 6, 2007.

7.6

No Material Violations.  The Portfolio is not, and the execution, delivery and performance of this Agreement will not result in, a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of the Portfolio or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

7.7

Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended November 30, 2006 and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

7.8

Good and Marketable Title.  On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, except as provided in Portfolio N-1A.

7.9

Books and Records.  The Portfolio has maintained all records required under Section 31 of the 1940 Act and piles thereunder.

8.

ACQUIRED FUND’S REPRESENTATIONS AND WARRANTIES

Acquired Fund hereby represents, warrants and agrees as follows;

8.1

Legal Existence.  It is a trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

8.2

Registration under 1940 Act.  It is duly registered with the Commission as a closed-end, investment company under the 1940 Act and such registration is in full force and effect.

8.3

Financial Statements.  The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated May 31, 2007 fairly present its financial condition as of said date in conformity with generally accepted accounting principles.

8.4

No Material Events.  There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against it that would materially affect its financial condition.

8.5

Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Acquired Fund’s Board of Trustees by vote taken at a meeting of such Board duly called and held on August 6, 2007.

8.6

No Material Violations.  Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result in, a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of the Acquired Fund or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

8.7

Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on the Acquired Fund, the Acquired Fund has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended November 30, 2007 and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Acquired Fund is classified as a regulated investment company for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

8.8

Good and Marketable Title.  On the Closing Date, the Acquired Fund will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to Acquiring Fund.  Upon delivery of such assets, Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, restrictions (including such restrictions as might arise under the 1933 Act) and equities, except as to adverse claims under Article 8 of the

Uniform Commercial Code of which Acquiring Fund has notice and necessary documentation at or prior to the time of delivery.

8.9

Books and Records.  The Acquired Fund has maintained all records required under Section 31 of the 1940 Act and piles thereunder.

9.

MUTUAL FUNDS TRUST’S REPRESENTATIONS AND WARRANTIES

Mutual Funds Trust, on behalf of Acquiring Fund, hereby represents, warrants and agrees as follows:

9.1

Legal Existence.  Mutual Funds Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Acquiring Fund is a validly existing series of Mutual Funds Trust. Mutual Funds Trust is authorized to issue an unlimited number of shares of beneficial interest of Acquiring Fund.

9.2

Registration under 1940 Act.  Mutual Funds Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

9.3

Acquiring Fund Operations.   Acquiring Fund will commence operations upon the consummation of the reorganization and as such will have no financial statements as of the Closing Date.

9.4

No Contingent Liabilities.  There are no known contingent liabilities of Acquiring Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Mutual Funds Trust threatened, against Acquiring Fund that would materially affect its financial condition.

9.5

Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Mutual Funds Trust by vote taken at a meeting of such Board duly called and held on August 6, 2007.  No approval of the shareholders of Acquiring Fund is required in connection with this Agreement or the transactions contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Mutual Funds Trust and is a valid and legally binding obligation of Acquiring Fund enforceable in accordance with its terms.

9.6

No Material Violations.  Mutual Funds Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of Mutual Funds Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which Mutual Funds Trust is a party or by which it is bound.

9.7

Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on Acquiring Fund, (i) Acquiring Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through its first taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Acquiring Fund will elect to be treated as a “regulated investment company” under Section 851 and 852 of the Code.

9.8

Mutual Funds Trust N-1A Not Misleading.  The Mutual Funds Trust N-1A conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

9.9

Proxy Statement.  The Proxy Statement delivered to the Acquired Fund shareholders in connection with this transaction (both at the time of the delivery to such shareholders in connection with the meeting of the shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

10.

CONDITIONS PRECEDENT TO CLOSING

The obligations of the parties hereto shall be conditioned on the following:

10.1

Representations and Warranties.  The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

10.2

Shareholder Approval.  The Agreement and transactions contemplated herein shall have been approved by the requisite vote of the holders of Acquired Fund shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of Acquired Fund.

10.3

Pending or Threatened Proceedings.  On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

10.4

Registration Statement.  The Mutual Funds Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Mutual Funds Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Proxy Statement has been delivered to each shareholder of record of Acquired Fund as of September 7, 2007 in accordance with the provisions of the 1934 Act and the rules thereunder.

10.5

Declaration of Dividend.  Acquired Fund shall have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to Acquired Fund’s shareholders all of Acquired Fund’s investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of Acquired Fund, all of its net capital gain realized in the final taxable period of Acquired Fund (after reduction for any available capital loss carryforwards), if any, and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of Acquired Fund.

10.6

State Securities Laws.  The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

10.7

Performance of Covenants.  Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

10.8

Due Diligence.  Mutual Funds Trust shall have had reasonable opportunity to have its officers and agents review the records of the Portfolio.

10.9

No Material Adverse Change.  From the date of this Agreement, through the Closing Date, there shall not have been:

(1)

any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Acquired Fund or Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

(2)

any loss (whether or not covered by insurance) suffered by Acquired Fund or Acquiring Fund materially and adversely affecting Acquired Fund or Acquiring Fund, other than depreciation of securities;

(3)

issued by Mutual Funds Trust to any person any option to purchase or other right to acquire shares of any class of Acquiring Fund (other than in the ordinary course of Mutual Funds Trust’s business as an open-end management investment company);

(4)

issued by Acquired Fund to any person any option to purchase or other right to acquire shares of any class of Acquired Fund (other than in the ordinary course of Acquired Fund’s business as a closed-end management investment company);

(5)

any indebtedness incurred by the Acquired Fund or Acquiring Fund for borrowed money or any commitment to borrow money entered into by the Acquired Fund or Acquiring Fund except as permitted in Acquired Fund N-1A or Mutual Funds Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

(6)

any amendment to the Declaration of Trust or By-Laws of Mutual Funds Trust that will adversely affect the ability of Mutual Funds Trust to comply with the terms of this Agreement;

(7)

any amendment to the Declaration of Trust or By-Laws of Acquired Fund that will adversely affect the ability of Acquired Fund to comply with the terms of this Agreement; or

(8)

any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Acquired Fund except as provided in Acquired Fund N-1 A so long as it will not prevent Acquired Fund from complying with Section 8.8.

10.10

Lawful Sale of Shares.  On the Closing Date, Acquiring Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Mutual Funds Trust, and conform in all substantial respects to the description thereof contained in the Proxy Statement furnished to the Acquired Fund shareholders, and the Acquiring Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Mutual Funds Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

10.11

Documentation and Other Actions.  Mutual Funds Trust shall have executed such documents and shall have taken such other actions, if any, as reasonable requested to fully effectuate the transactions contemplated hereby.

11.

ADDRESSES

All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Mutual Funds Trust, The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Attention: Chief Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

12.

TERMINATION

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 6, 7 or 8 hereof have not been performed or do not exist on or before December 31, 2007, which date may be extended by agreement of the parties hereto.  In the event of termination of this Agreement pursuant to this provision, no party (nor its officers, Trustees or shareholders) shall have any liability to any other.

13.

MISCELLANEOUS

This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. Each Investment Company represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Each Investment Company represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender sh all include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

14.

AMENDMENTS

At any time (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing). The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

15.

MASSACHUSETTS BUSINESS TRUST

References in this Agreement to Mutual Funds Trust and each Acquired Fund mean and refer to the Trustees, from time to time serving under the applicable Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Mutual Funds Trust and each Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the applicable Investment Company personally, but bind only the trust property of the Investment Company as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of each Investment Company, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Investment Company as provided in such Declaration of Trust. No series of an Investment Company shall be liable for the obligations of any other series.

 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and its seal affixed hereto by their officers thereunto duly authorized, as of the day and year first above written.

EATON VANCE MUTUAL FUNDS TRUST

(on behalf of Eaton Vance Floating-Rate Advantage Fund)

_____________________________________

By:   _______________________________________

[                           ], Secretary

[                        ], President

EATON VANCE PRIME RATE RESERVES EV CLASSIC SENIOR FLOATING-RATE FUND EATON VANCE INSTITUTIONAL SENIOR FLOATING- RATE FUND EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND

_____________________________________

By:  ____________________________________________

[             ], Secretary

[             ], President

SENIOR DEBT PORTFOLIO

_____________________________________

By:  ____________________________________________

[             ], Secretary

                                 , President

 (for purposes of Section 7 only)

APPENDIX B

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS OF NEW FUND

The New Fund’s investment objective is to provide a high level of current income.  The New Fund currently seeks to meet its investment objective by investing in the Portfolio, a separate registered investment company that has the same objective and policies of the New Fund. Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities.  For this purpose, “total assets” includes any borrowings made for investment purposes. The 80% policy will not be changed unless New Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.  The New Fund’s investment objective and most policies may be changed by the Trustees without shareholder approval.  The Trustees have no present intention to make a change and intend to submit any material change in the New Fund’s objective to its shareholders for approval.

The Portfolio normally invests primarily in interests in senior floating rate loans of domestic or foreign borrowers (“Senior Loans”). Foreign Senior Loans must be U.S. dollar denominated or denominated in euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”).  With respect to any investments in foreign Senior Loans denominated in an Authorized Foreign Currency, the Portfolio’s investment adviser intends to hedge against foreign currency fluctuations for such Senior Loans principally through the use of currency exchange contracts as well as other appropriate permitted hedging strategies; however there is no certainty that such strategies will be successful.

The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade fixed income debt obligations and money market instruments, such as commercial paper.  Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The Portfolio’s investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid).  The investment adviser’s staff monitors the credit quality of Portfolio holdings, as well as other investments that are available.  Preservation of capital is considered when consistent with the Portfolio’s objective.  The Portfolio also utilizes leverage for the purpose of acquiring additional income-producing investments.

Additional Policies and Risks

Senior Loans.  Senior Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes.  Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.  These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate 48;) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.  The Senior Loans held will have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less.  In the experience of the investment adviser over the last decade, the average life of Senior Loans has been two to four years because of prepayments.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the New Fund, a reduction in the value of the investment and a potential decrease in the New Fund’s net asset value.  There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.  In the event of bankruptcy of a Borrower, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior

Loan.  To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower.  Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower.  If interest were required to be refunded, it could negatively affect the New Fund’s performance.

Many loans in which the Portfolio invests may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange.  The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange listed securities.  In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others.  Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency.  Most Senior Loans held by the Portfolio have been assigned ratings below investment grade by independent rating agencies.  In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

No active trading market may exist for some loans and certain loans may be subject to restrictions on resale.  A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the New Fund’s net asset value.  During periods of limited supply of Senior Loans, the New Fund’s yield may be lower.

Junior Loans. The Portfolio may also invest in Junior Loans.  Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk.  Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Borrowings and Leverage.  Subject to the applicable requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio may from time to time (i) borrow money on a secured or unsecured basis at variable or fixed rates, and (ii) issue indebtedness such as commercial paper, bonds, debentures, notes or similar obligations or instruments.  The Portfolio will borrow and issue debt for the purpose of acquiring additional income-producing investments when it believes that the interest payments and other costs with respect to such borrowings or indebtedness will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments.  Successful use of a leveraging strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements.  There is no assurance that a leveraging strategy will be successful.  Th e cost of any such borrowings or debt issuance will be borne by the New Fund’s shareholders.  The investment adviser also expects that the Portfolio will borrow money or issue indebtedness to remain fully invested after accounting for anticipated cash infusions from the prepayment of Senior Loans and the sale of New Fund shares, and cash outflows from the fulfillment of settlement obligations (including the funding of revolving Senior Loans) and the repurchase of New Fund shares.

As prescribed by the 1940 Act, the Portfolio will be required to maintain specified asset coverages of at least 300% with respect to any bank borrowing or issuance of indebtedness immediately following any such borrowing or issuance and on an ongoing basis as a condition of declaring dividends and repurchasing shares.  The Portfolio’s inability to make distributions as a result of these requirements could cause the New Fund to fail to qualify as a regulated investment company and/or subject the New Fund to income or excise taxes.  The Portfolio may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount.  The Portfolio may be required to maintain minimum average balances that are more restrictive than the provisions of the 1940 Act in connection with borrowings or to pay a commitment or other fee to maint ain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate.  The issuance of additional classes of debt involves offering expenses and other costs and may limit the Portfolio’s freedom to pay dividends, to repurchase shares or to engage in other activities.  The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Portfolio under a credit facility are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation.  In the event of a default under a credit facility program, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Senior Loans and other assets of the Portfolio) and, if any such default is not cured, the lenders may be able to control the liquidation as well.  Any such borrowing or debt issuance is a speculative technique in that it will magnify any changes to the New Fund’s net asset value.  The Portfolio may also borrow for temporary, extraordinary or emergency purposes.

Interest Rate Considerations.  The value of a portfolio that primarily invests in floating rate Senior Loans generally can be expected to fluctuate minimally as a result of changes in market interest rates.  However, because floating rates on Senior Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in net asset values.  Similarly, a sudden and significant increase in market interest rates may cause a decline in values.  Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can also adversely impact the markets for Senior Loans and debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings.  Changes in the values of the Portfolio’s holdings likely will cause fluctuation in the New Fund’s net asset value.

Foreign Investments.  The Portfolio may invest up to 35% of net assets in foreign securities and foreign Senior Loans, predominantly in developed countries.  The value of foreign investments is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks.  In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States.  Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations.  The Portfolio may use forward currency exchange contracts or other permitted hedging techniques to attempt to mitigate adverse effects of foreign currency fluctuations.

The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations.  Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.  Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions.  Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty.  Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated.  A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.  Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions.  As a result, available information may not be complete.  There is also a risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments.  The Portfolio may purchase or sell derivative instruments (which derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held by the Portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.  Transactions in derivative instruments may include, but are not limited to, the purchase or sale of futures contracts on securities, indices, other financial instruments or currencies; options on futures contracts; and exchange-traded and over-the-counter options on securities, indices or currencies. The Portfolio may enter into interest rate swaps, credit default swaps, total return swaps and forward rate contracts and purchase credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument.  The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Portfolio’s holdings.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments.  Credit default swaps enable the Portfolio to buy or sell credit protection on an individual issuer or basket of issuers.  Credit linked notes and credit default swaps involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction.

The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative.  Transactions in derivative instruments involve unique risks, such as losses due to unanticipated adverse changes in prices, interest rates, indices, or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the initial investment therein.  In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised.  The Portfolio incurs transaction costs in opening and closing positions in derivative instruments.  There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous.

Other Investment Practices.  The Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks.  Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of illiquidity if eligible buyers become uninterested in purchasing them.

During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which is not consistent with the investment objectives of the New Fund. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information.  While temporarily invested or otherwise, the New Fund may not achieve its investment objective.

APPENDIX C

SALES CHARGES ON NEW FUND SHARES

Class A Front-End Sales Charge.  Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment.  The current sales charge schedule is:

Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more	0.00**	0.00**	1.00%

*Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Advisers Class or Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges.  Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention.  To receive a reduced sales charge, you must inform your investment dealer or the New Fund at the time you purchase shares that you qualify for such a reduction.  If you do not let your investment dealer or the New Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the New Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $100,000 or more.  Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the New Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose.  Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts.  In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole ben eficiary (including retirement accounts) may be combined for purposes of the right of accumulation.  Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants.  You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges.  Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention.  Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.  A statement of intention does not obligate you to purchase (or the New Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge an ongoing fee for advisory, investment, consulting or similar services.   Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans).  Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information.  Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge.  Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase.  Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase.  Class B shares are subject to the following CDSC schedule:

Years of Redemption After Purchase	CDSC

CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption.  Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

First	3.00%
Second	2.50%
Third	2.00
Fourth	1.00
Fifth or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers.  CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Class B Conversion Feature.  After eight years, Class B shares automatically convert to Class A shares.  Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees.  Advisers Class, Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allows the New Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services.  Class B and Class C shares pay distribution fees to the principal underwriter of 0.40% and 0.60%, respectively, of average daily net assets annually.  Because these fees are paid from New Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.  The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 3% and 1%, respectively, of the purchase price of the shares.  After the first year, investment dealers also receive 0.60% of the value of Class C shares in annual distribution fees.  Class B and Class C also pay service fees to the principal underwriter equal to 0.20% and 0.15%, respectively, of average daily net assets annually.  Advisers Class and Class A shares pay distribution and service fees to the principal underwriter equal to 0.25% of average daily net assets annually.  After the sale of Class A, Class B and Class C shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers.  Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Auth ority.

Payments to Investment Dealers.  In connection with sales of New Fund shares, an investment dealer may receive sales charges and New Fund distribution and service fees.  Sales charges, distribution fees and service fees paid to investment dealers vary by share class.  In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in specialized selling programs.  Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on New Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer.  Investment dealers also may receive amounts from the principal underwriter in connection with educa tional or due diligence meetings that include information concerning Eaton Vance funds.  The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds.  As used in this Proxy/Statement/Prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of New Fund shares.

APPENDIX D

PURCHASING AND REDEEMING NEW FUND SHARES
SHAREHOLDER ACCOUNT FEATURES

Purchasing New Fund Shares

Advisers Class, Class B and Class C

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address).  You may request an account application by calling 1-800-262-1122.  Your initial investment must be at least $1,000.

After your initial investment, additional investments may be made at any time by sending a check payable to the order of the New Fund or the transfer agent directly to the transfer agent (see back cover for address).  Please include your name and account number and the name of the New Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by calling 1-800-262-1122.  The minimum initial investment amount and New Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers), and for persons affiliated with Eaton Vance and certain New Fund service providers (as described in the Statement of Additional Information).

Purchase orders will be executed at the net asset value next determined after their receipt by the New Fund. The New Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day’s net asset value.  Advisers Class shares are only offered to certain types of investors as described under “Choosing a Share Class” below.  If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The New Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Class I Shares

Class I shares are offered to clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services.  Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans).  Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers.  Your initial investment must be at least $250,000.  Subsequent investments of any amount may be made at any time.  The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain New Fund service providers (as described in the Statement of Additional Information).  The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services (as described below), provided the aggregate value of such accounts invested in Class I shares of the New Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. To make an initial investment by wire, you must first telephone the New Fund Order Department at 1-800-225-6265 (extension 7604) to advise of your action and to be assigned an account number.  Failure to call will delay the order. An account application form must be promptly forwarded to the transfer agent (see back cover for address).  You may request a current account application by calling 1-800-262-1122. Additional investments may be made at any time through the same wire procedure.  The New Fund Order Department must be advised by telephone of each transmission.  Wire funds to:

Mellon Trust of New England N.A.

ABA #011001234

Account #080411

Further Credit: Eaton Vance Floating-Rate Advantage Fund -Class I Shares - Fund #___

A/C # [Insert your account number]

Purchase orders will be executed at the net asset value next determined after their receipt by the New Fund. The New Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you.  The New Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed.  You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations.  You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

By Wire

If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States.  The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address).  You may be required to pay the costs of such transaction; however, no costs are currently charged.  The New Fund may suspend or terminate the expedited payment procedure upon at least 30 days notice.

Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received.  Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld.  Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date.  If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days.  If you take no action, your account will be redeemed and the proceeds sent to you.

Advisers Class, Class A and Class I shares of the New Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.  All redemption fees will be paid to the New Fund.  Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Once you purchase shares, the transfer agent establishes an account for you.

Distributions.  You may have your New Fund distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Dividends and capital gains are paid in cash.
•Exchange Option

Advisers Class, Class B and Class C dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus.  Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the New Fund.  From time to time, you may be mailed the following:

•

Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•

Periodic account statements, showing recent activity and total share balance.

•

Form 1099 and tax information needed to prepare your income tax returns.

•

Proxy materials, in the event a shareholder vote is required.

•

Special notices about significant events affecting your New Fund.

The New Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q.  The New Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com).  Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates.  The New Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning New Fund characteristics.  A description of these policies and procedures is provided in the Statement of Additional Information.  Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan.  You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan.  Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance.  Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.  Because redemptions of Advisers Class, Class A and Class I shares within 90 days of the settlement of the purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Tax-Deferred Retirement Plans.  Advisers Class, Class A, Class C and Class I shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege.  You may exchange your New Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee).  If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.  For purposes of the CDSC, your shares will continue to age from the date of your original purchase of New Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122.  Periodic automatic exchanges are also available.  The exchange privilege may be changed or discontinued at any time.  You will receive 60 days’ notice of any material change to the privilege.  This privilege may not be used for “market timing”.  If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing.  As described under “Purchasing Shares”, the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege.  If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the New Fund you redeem from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months.  Under these circumstances your account will be credited with any CDSC paid in connection with the redemption.  Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase.  Reinvestment requests must be in writing. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions.  You can redeem or exchange shares by telephone as described in this prospectus.  In addition, certain transactions may be conducted through the Internet.  The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information).  As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions.  You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts.  If your shares are held in a “street name” account at an investment dealer, that dealer (and not the New Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the New Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the New Fund.  If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with the New Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts.  To help the government fight the funding of terrorism and money laundering activities, federal law requires the New Fund to obtain, verify and record information that identifies each person who opens a New Fund account, and the New Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information.  You also may be asked to produce a copy of your driver’s license and other identifying documents.  If a person fails to provide the information requested, any application by that person to open a new account will be rejected.  Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps incl uding, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities.  If your account is closed for this reason, your shares may be automatically redeemed. If the New Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions.  If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

APPENDIX E

VALUING SHARES OF NEW FUND

The New Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time).  The purchase price of New Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of its Portfolio holdings.  When purchasing or redeeming New Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. The New Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser uses an independent pricing service to value most loans and other debt securities at their market value.  In determining market value, the pricing service for loans considers information obtained from broker-dealers and the pricing service for debt obligations considers various factors and market information relating to debt obligations.  In certain situations, the investment adviser may use the fair value of a security or loan if a security or a loan is not priced by a pricing service, the pricing service’s price is deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before the Portfolio values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price hi gher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because foreign loans and securities trade on days when New Fund shares are not priced, the value of securities held by the New Fund can change on days when New Fund shares cannot be redeemed.  The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or a pricing service’s price is deemed unreliable.  Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

APPENDIX F

TAX INFORMATION RELATING TO NEW FUND

The New Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent.  The New Fund expects that its distributions will consist primarily of taxable ordinary income.

Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the New Fund.  The New Fund’s distributions are taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of the New Fund’s distributions may be eligible for the dividends-received deduction for corporations.

Investors who purchase shares at a time when the New Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution.  Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year.  A redemption of New Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio’s investments in foreign securities or loans may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease New Fund returns on such securities.  Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio.  In addition, investments in foreign securities or loans or foreign currencies may increase or accelerate the New Fund’s recognition of ordinary income and may affect the timing or amount of New Fund distributions.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

APPENDIX G

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING OF NEW FUND

The New Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall.  By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management.  In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, r ealization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain Senior Loans owned by the Portfolio or other obligations not valued by the pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). In addition, because the Portfolio may invest up to 35% of its net assets in foreign securities, it may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of New Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of New Fund shares.  The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”).  The use of fair value pricing, the redemption fee applicable to Advisers Class shares, Class A shares and Class I shares, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the New Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the New Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the New Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the New Fund. The New Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so.  The New Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the New Fund are inherently subjective and will be made in a manner believed to be in the best interest of a New Fund’s shareholders.  No Eaton Vance fund has any arrangement to permit market timing.

The New Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to New Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the New Fund.  The New Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the New Fund.  Such policy may be more or less restrictive than the New Fund’s policy.  The New Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the New Fund or their own policies, as the case may be, to accounts under their control.

APPENDIX H

FINANCIAL HIGHLIGHTS OF NEW FUND

The financial highlights are intended to help you understand the financial performance of the New Fund for the past five years. Information provided reflects the financial performance of the Prime Rate Fund.  Certain information in the table reflects the financial results for a single fund share.  The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Prime Rate Fund (assuming reinvestment of all distributions and not taking into account a sales charge).  This information (except for the six months ended May 31, 2007) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The report of Deloitte & Touche LLP and Prime Rate Fund’s audited financial statements are incorporated herein by reference and included in the annual report.  The semiannual report which includes the unaudited financial statemen ts for the six month period ended May 31, 2007 is incorporated herein by reference.  The semiannual and annual reports are available on request.

	Six Months Ended May 31,		Year Ended November 30,			Period Ended November 30,	Year Ended December 31,
	2007(1)(7)	2006(1)	2005(1)	2004	2003	2002(1)(2)	2001
Net asset value - Beginning of year	$ 9.390	$ 9.390	$ 9.380	$ 9.180	$ 8.840	$ 9.160	$ 9.500
Income (loss) from operations
Net investment income	$ 0.294	$ 0.545	$ 0.393	$ 0.282	$ 0.298	$ 0.332	$ 0.590
Net realized and unrealized gain (loss)	0.059	0.006	0.013	0.199	0.339	(0.319)	(0.352)
Total income from operations	$ 0.353	$ 0.551	$ 0.406	$ 0.481	$ 0.637	$ 0.013	$ 0.238
Less distributions
From net investment income	$ (0.303)	$ (0.551)	$ (0.396)	$ (0.281)	$ (0.297)	$ (0.333)	$ (0.578)
Total distributions	$ (0.303)	$ (0.551)	$ (0.396)	$ (0.281)	$ (0.297)	$ (0.333)	$ (0.578)
Net asset value - End of year	$ 9.440	$ 9.390	$ 9.390	$ 9.380	$ 9.180	$ 8.840	$ 9.160
Total return(3)	3.81%	6.02%	4.41%	5.30%	7.32%	0.13%	2.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,225,726	$1,273,866	$1,428,366	$1,636,855	$1,840,559	$2,206,150	$3,165,119
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.39%(5)	1.32%	1.33%	1.31%	1.31%	1.26%(5)	1.26%
Expenses after custodian fee reduction(4)	1.39%(5)	1.32%	1.33%	1.31%	1.31%	1.26%(5)	1.26%
Interest expense(4)	0.52%(5)	0.01%	0.00%(6)	0.00%(6)	0.01%	0.01%(5)	0.01%
Total expenses(4)	1.91%(5)	1.33%	1.33%	1.31%	1.32%	1.27%(5)	1.27%
Net investment income	6.25%(5)	5.79%	4.18%	3.02%	3.34%	4.01%(5)	6.25%
Portfolio Turnover of the Portfolio	34%	51%	65%	87%	47%	42%	33%

(1)

Net investment income per share was computed using average shares outstanding.

(2)

For the eleven-month period ended November 30, 2002.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)

Includes the New Fund’s share of the Portfolio’s allocated expenses.

(5)

Annualized.
(6)

Represents less than 0.0 1%.
(7)

Unaudited.

APPENDIX I

OUTSTANDING SHARES AND 5% HOLDERS

As of the Record Date, the following number of shares outstanding of each Current Fund are as follows:

NAME OF FUND	SHARES OUTSTANDING
Advisers Fund
Prime Rate Fund
Classic Fund
Institutional Fund

Listed below is the name, address and percent ownership of each person who, as of September 7, 2007, to the best knowledge of each Current Fund owned 5% or more of the outstanding shares of each Current Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of each Current Fund is presumed to “control” the fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

NAME OF FUND	NAME AND ADDRESS OF HOLDER	NUMBER OF SHARES OWNED	PERCENT OF SHARES OWNED

Advisers Fund	Charles Schwab & Co. Inc. San Francisco, CA		14.3%
	Prudential Investment Management Service Newark, NJ		7.3%

Prime Rate Fund	Merrill Lynch Pierce Fenner & Smith, Inc. Jacksonville, FL		13.6%

Classic Fund	None

Institutional Fund	SEI Trust Company Oaks, PA		9.7%
	Charles Schwab & Co., Inc. San Francisco, CA		5.6%
	Alerus Financial Grand Forks, ND		5.5%

As of September 7, 2007, no persons owned shares of the New Fund.  At the time of the Reorganization, Eaton Vance will own one share of the New Fund as its initial shareholder.

To the best knowledge of each Current Fund, the ownership of shares of each Current Fund by executive officers and trustees, as a group, constituted less than 1% of the outstanding shares of each Current Fund as of September 7, 2007.  Because the New Fund will not exist until after the Reorganization is effected, no officers or trustees of the Trust will own shares in the New Fund at the time of the Reorganization.

STATEMENT OF

ADDITIONAL INFORMATION

TO THE

PROXY STATEMENT/PROSPECTUS
____________, 2007

“Current Funds” EV CLASSIC SENIOR FLOATING-RATE FUND EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND EATON VANCE PRIME RATE RESERVES EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND	“New Fund” EATON VANCE FLOATING-RATE ADVANTAGE FUND

The Eaton Vance Building
255 State Street
Boston, Massachusetts 02109
1-800-262-1122

This Statement of Additional Information (“SAI”) relates to the combined Proxy Statement/Prospectus regarding the reorganization of the Current Funds into the New Fund (the “Fund”) and the conversion of the Senior Debt Portfolio (the “Portfolio”).  The Fund and the Portfolio are diversified, open-end management investment companies.  The Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about the Fund’s and Portfolio’s:

Page

STRATEGIES AND RISKS

  2

INVESTMENT RESTRICTIONS

12

MANAGEMENT AND ORGANIZATION

14

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

24

OTHER SERVICE PROVIDERS

28

CALCULATION OF NET ASSET VALUE

28

PURCHASING AND REDEEMING SHARES

30

SALES CHARGES

31

PERFORMANCE

35

TAXES

37

PORTFOLIO SECURITIES TRANSACTIONS

41

FINANCIAL STATEMENTS

45

APPENDIX A: Advisers Class Fees, Performance & Ownership

46

APPENDIX B: Class A Fees, Performance & Ownership

47

APPENDIX C: Class B Fees, Performance & Ownership

49

APPENDIX D: Class C Fees, Performance & Ownership

51

APPENDIX E: Class I Fees, Performance & Ownership

53

APPENDIX F: DESCRIPTION OF CORPORATE BOND RATINGS

54

APPENDIX G: EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

57

APPENDIX H: EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND

       RESEARCH PROXY VOTING POLICIES AND PROCEDURES

59

APPENDIX I: PRO FORMA FINANCIAL STATEMENTS

64

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund’s Proxy Statement/Prospectus dated __________, 2007, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Proxy Statement/Prospectus, which may be obtained by calling 1-800-225-6265.

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “NASD” for the National Association of Securities Dealers, Inc.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Structure of Senior Loans.  A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The purchase of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

The Portfolio also may invest in “Participations”. Participations by the Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, the Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purch ased the Participation. As a result, the Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

The Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody’s have speculative characteristics. Similarly, the Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has out standing debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody’s is regarded by Moody’s as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody’s are considered by Moody’s to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Loan Collateral.  In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan.

Certain Fees Paid to the Portfolio.  In the process of buying, selling and holding Senior Loans, the Portfolio may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Portfolio buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by the Portfolio may include amendment fees.

Borrower Covenants.  Certain Borrowers must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration of Loans.  In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Portfolio has direct recourse against the Borrower, the Portfolio will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports pre pared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments.  Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives interest income will be reduced. However, the Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect Fund performance becaus e the Portfolio should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on Fund yield.

Other Information Regarding Senior Loans.  From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by the Portfolio.

The Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

The Portfolio may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower’s use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness.

The Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchange d for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for gra nting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolio’s security interest in loan collateral. If the Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolio could also have to refund interest (see the Prospectus for additional information).

The Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolio’s purchase of a Senior Loan. The Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolio’s investment policies.

Regulatory Changes.  To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans.  The Portfolio may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

The Portfolio may purchase Junior Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, the Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

Bridge Loans.  Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, the Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. The investment adviser intends to limit any such commitments to less than 5% of the Portfolio’s assets.

Repurchase Agreements.  The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Fixed-Income Securities.  Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the p urchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to “call,” or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and the rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, the Portfolio also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix F.

Derivative Instruments.  Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance income (in the case of written options), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, to change the duration of the overall portfolio, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits and economic indices); options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; interest rate swaps, credit default swaps, and credit linked notes (de scribed below); and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments the P ortfolio holds. The Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio’s assets.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets use d as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code fo r maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.

Credit Default Swap Contracts.  The Portfolio may enter credit default swap contracts. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party (such as a U.S. or corporate issuer) on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made the payments and received no benefit from the contract. If a transaction is to be settled by physical delivery, the Portfolio must deliver to the seller a credit instrument that satisfies agreed upon delivery conditions. The seller then pays the Portfolio the par value of the delivered instru ment. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage because in addition to its total assets, it would be subject to investment exposure on the notional amount of the swap. These transactions involve certain risks, including that the seller may be unable to fulfill its obligations in the transaction.

Credit Linked Notes and Similar Structured Investments.  The Portfolio may also purchase credit linked notes and similar structured investments. Credit linked notes are synthetic obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference obligation”). In addition to the credit risk associated with the reference obligation and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk.

Asset Coverage.  To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Companies.  The Portfolio may invest in closed-end investment companies which invest in floating rate instruments. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by the demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values. Please refer to “Cash Equivalents” for additional information about investment in other investment companies. If the Portfolio invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against the Portfolio’s management fee.

Warrants.  The Portfolio may from time to time invest a portion of its assets in warrants. The Portfolio can (1) purchase warrants with upfront fees received in connection with purchasing a loan and (2) receive and hold warrants in connection with a loan restructuring. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of the Por tfolio’s investment restrictions).

Illiquid Securities.  The Portfolio may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Diversified Status.  The Fund and the Portfolio are each a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Portfolio Turnover.  The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. The Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed-income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Portfolio’s rate of turnover and may increase the incidence of net short-term capital gains allocated to the Fund by the Portfolio which, upon distribution by the Fund, are taxable to Fund shareholders as ordinary income. Historical turnover rates are included in the Financial Highlights table in the Prospectus.

Securities Lending.  The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.

Cash collateral received by the Portfolio in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Portfolio to BMR.

Foreign Investments.  Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio secur ities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions.  The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign curren cy. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

ReFlow Liquidity Program.  The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareh older. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round trip limi tation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing the Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent the Portfolio’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents.  The Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)

Purchase any security if, as a result of such purchase, 25 % or more of the Fund’s total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

(2)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(3)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(4)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5)

Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6)

Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities; or

(7)

Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law.

For the purpose of investment restriction (1), the Fund will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the Borrower, the amount and quality of the collateral, the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the Borrower and such interpositioned person.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of the Portfolio. In addition, the Portfolio may not invest in other open-end management investment companies in reliance on Section 12(d) (1) (F) or Section 12(d) (1) (G) of the 1940 Act to the extent that the Fund or any other investor in the Portfolio acquires securities in the Portfolio in reliance on Section 12(d)(1)(G) of such Act.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of sec urities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, “ ;EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund (see “Principal Underwriter” under “Other Service Providers”). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Name and Date of Birth	Position(s) with the Trust/Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee (1)	Other Directorships Held

Interested Trustees

THOMAS E. FAUST JR. 5/31/58	President of the Trust and Trustee of the Trust and Portfolio	President of the Trust since 2002; Trustee of the Trust and Portfolio since 2007	President of EVC, Eaton Vance, BMR and EV, and Director of EVD. Chief Investment Officer of EVC, Eaton Vance and BMR. Trustee and/or officer of 177 registered investment companies and 5 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolio.	177	Director of EVC

JAMES B. HAWKES 11/9/41	Trustee	Trustee of the Trust since 1991; of the Portfolio since 1992	Chairman and Chief Executive Officer of EVC, BMR, Eaton Vance and EV; Director of EV and EVD. Trustee and/or officer of 177 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolio.	177	Director of EVC
Noninterested Trustees

BENJAMIN C. ESTY 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	177	None

ALLEN R. FREEDMAN 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc., and Stonemor Partners L.P. (owner and operator of cemeteries)

WILLIAM H. PARK 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	177	None

RONALD A. PEARLMAN 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	177	None

NORTON H. REAMER 9/21/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 1994	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002- 2003).	177	None

HEIDI L. STEIGER 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005). Formerly, President and Contributing Editor, Worth Magazine (2004). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	174	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

LYNN A. STOUT 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	177	None

RALPH F. VERNI 1/26/43	Trustee and Chairman of the Board	Trustee since 2005; Chairman of the Board since 2007	Consultant and private investor	177	None

(1) Includes both master and feeder funds in a  master-feeder structure.

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust/Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

WILLIAM H. AHERN, JR. 7/28/59	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of 74 registered investment companies managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON 3/2/63	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 89 registered investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON 11/9/72	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 34 registered investment companies managed

AAMER KHAN 6/7/60	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 32 registered investment companies managed by Eaton Vance or BMR.

THOMAS H. LUSTER 4/8/62	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of 48 registered investment companies managed by Eaton Vance or BMR.

MICHAEL R. MACH 7/15/47	Vice President of the Trust	Since 1999	Vice President of Eaton Vance and BMR. Officer of 54 registered investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH 1/22/57	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of 89 registered investment companies managed by Eaton Vance or BMR.

SCOTT H. PAGE 11/30/59	President of the Portfolio	Since 2002	Vice President of Eaton Vance and BMR. Officer of 15 registered investment companies managed by Eaton Vance or BMR.

DUNCAN W. RICHARDSON 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance and BMR. Officer of 76 registered investment companies managed by Eaton Vance or BMR.

WALTER A. ROW, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 38 registered investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN 8/21/54	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of 53 registered investment companies managed by Eaton Vance or BMR.

SUSAN SCHIFF 3/13/61	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of 33 registered investment companies managed by Eaton Vance or BMR.

THOMAS SETO 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates. Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric Portfolio Associates. Officer of 307 registered investment companies managed by Eaton Vance or BMR.

PAYSON F. SWAFFIELD 8/13/56	Vice President of the Portfolio	Since 1996	Vice President of Eaton Vance and BMR. Officer of 15 registered investment companies managed by Eaton Vance or BMR.

MARK S. VENEZIA 5/23/49	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL 6/19/57	Treasurer of the Trust	Since 2005*	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.

DAN A. MAALOULY 3/25/62	Treasurer of the Portfolio	Since 2005	Vice President of Eaton Vance and BMR. Previously, Senior Manager at PricewaterhouseCoopers LLP (1997-2005). Officer of 76 registered investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC. Officer of 177 registered investment companies managed by Eaton Vance or BMR.

PAUL M. O’NEIL 7/11/53	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.

*

Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees.

Ms. Stout (Chair), Messrs. Esty, Freedman, Park, Pearlman, Reamer and Verni and Ms. Steiger are members of the Governance Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended October 31, 2006, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Park, Verni and Mmes. Steiger and Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee’s purposes are to (i) oversee the Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and Portfolio’s compliance with legal and regulatory requirements that relate to the Fund and Portf olio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended October 31, 2006, the Audit Committee convened four times.

Messrs. Verni (Chair), Esty, Freedman, Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee o r the Governance Committee. During the fiscal year ended October 31, 2006, the Special Committee convened ten times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2006. None of the Trustees owned shares of the Fund as of December 31, 2006 since the Fund had not commenced operations. Interests in the Portfolio cannot be purchased by a Trustee.

Name of Trustee	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in All Registered Funds Overseen by Trustee in the Eaton Vance Fund Complex
Interested Trustees
Thomas E. Faust Jr.	None	over $100,000

James B. Hawkes	None	over $100,000
Noninterested Trustees	None	over $100,000

Benjamin C. Esty	None	over $100,000

Allen R. Freedman**	None	over $100,000

William H. Park	None	over $100,000

Ronald A. Pearlman	None	over $100,000

Norton H. Reamer	None	over $100,000

Heidi L. Steiger**	None	over $100,000

Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000*

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

**Mr. Freedman and Ms. Steiger were appointed Trustees on April 23, 2007. Their beneficial ownership information is as of __________, 2007.

As of December 31, 2006, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2005 and December 31, 2006, no noninterested Trustee (or their immediate family members) had:

1.

Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.

Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.

Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2005 and December 31, 2006, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the Portfolio’s assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio.) During the fiscal year ending October 31, 2007, it is estimated that the Trustees of the Trust and the Portfolio will earn the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2006, the Trustees earned the following compensation in their capacities as Trustees of the Trust and of the funds in the Eaton Vance fund complex(1):

Source of Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park	Ronald A. Pearlman	Norton H. Reamer	Heidi L. Steiger	Lynn A. Stout	Ralph F. Verni
Trust(2)*	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx
Portfolio*	x,xxx	x,xxx	X,xxx	x,xxx	x,xxx	x,xxx	x,xxx	x,xxx
Trust and Fund Complex(1)	x,xxx	x,xxx	X,xxx	x,xxx	x,xxx	x,xxx	x,xxx	x,xxx

*

Estimated

(1)

As of _________, 2007, the Eaton Vance fund complex consists of 177 registered investment companies or series thereof. Mr. Freedman and Ms. Steiger were appointed as Trustees on April 23, 2007, and thus the compensation figures listed for the Trust and Fund Complex are estimated for the calendar year ending December 31, 2007 based on amounts they would have received if they had been Trustees for the full calendar year. Samuel L. Hayes, III retired as a Trustee on July 1, 2007. For the year ended December 31, 2006, Mr. Hayes received Trustees fees of $1 7,902 from the Trust, $6,397 from the Portfolio and $300,000 from the Trust and Fund Complex.

(2)

The Trust consisted of 25 Funds as of October 31, 2006.

(3)

x,xxx.

(4)

x,xxx.

(5)

x,xxx.

(6)

Includes $x,xxx of deferred compensation.

(7)

Includes $x,xxx of deferred compensation.

(8)

Includes $x,xxx of deferred compensation.

Organization

The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only share holders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class th ereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a sha reholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

The Portfolio was organized as a Trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio’s Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective. The Fund’s investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy.  The Board of Trustees of the Trust and Portfolio have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix G and Appendix H, respectively. Information on how the Fund and Portfolio voted proxies re lating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The Portfolio’s Board of Trustees has agreed to accept a reduction of the advisory fee as described in the prospectus, which cannot be terminated or modified without Trustee and shareholder approval. The following table sets forth the gross assets of the Portfolio and the advisory fees earned during the three fiscal years ended November 30, 2006.

	Advisory Fee Paid for Fiscal Years Ended
Gross Assets at 11/30/06	11/30/06*	11/30/05	11/30/04

$2,680,798,370	$13,019,584	$14,552,021	$14,904,968

*The advisory fee paid by the Portfolio for the fiscal year ended November 30, 2006 was reduced by the Portfolio’s allocable portion of the advisory fees paid by Cash Management Portfolio.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance.  BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., Ann E. Berman, John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O’Reilly, Dorothy E. Puhy and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Faust, Jeffrey P. Beale, Cynthia J. Cle mson, Alan R. Dynner, Michael R. Mach, Robert B. MacIntosh, Thomas M. Metzold, Scott H. Page, Duncan W. Richardson, G. West Saltonstall, Judith A. Saryan, William M. Steul, Payson F. Swaffield and Michael W. Weilheimer (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Messrs. Hawkes and Faust who are also Trustees) hold positions in the Eaton Vance organization.

Code of Ethics.  The investment adviser, principal underwriter, and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers.  The co-portfolio managers (each referred to as a “portfolio manager”) of the Portfolio are Scott H. Page and Payson F. Swaffield. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Portfolio. The following table shows, as of November 30, 2006, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Scott H. Page
Registered Investment Companies	13	$14,775.3	0	$ 0
Other Pooled Investment Vehicles	7	$4,939.5	6	$2,561.5
Other Accounts	2	$1,093.4	0	$ 0

Payson F. Swaffield
Registered Investment Companies	13	$14,775.3	0	$ 0
Other Pooled Investment Vehicles	7	$4,939.5	6	$2,561.5
Other Accounts	2	$1,093.4	0	$ 0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar value of shares of the Fund beneficially owned by each portfolio manager as of November 30, 2006 and in all Eaton Vance Funds as of December 31, 2006. The portfolio managers do not beneficially own shares of the Fund since the Fund has not commenced operations. Interests in the Portfolio cannot be purchased by a portfolio manager.

Portfolio Managers	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in All Registered Funds in the Eaton Vance Fund Complex
Scott H. Page	None	over $1,000,000

Payson F. Swaffield	None	over $1,000,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he advises. In addition due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee m ay create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.

Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings withi n peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performanc e and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services.  As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance a fee in the amount of 0.10% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services.  Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agen t from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee.

Expenses.  The Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter.  Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Advisers Class, Class A, Class B and Class C shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indi rect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Advisers Class, Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes and Mr. Faust are Directors, and Mr. Dynner is a Vice President, Secretary and Clerk of EVD. EVD also serves as placement agent for the Portfolio ..

Custodian.  State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. State Street has custody of all cash and securities representing the Fund’s interest in the Portfolio, has custody of the Portfolio’s assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electr onic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund and Portfolio, providing audit services, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent.  PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by State Street (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the “Exchange”) is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’ ;s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

Senior Loans that meet certain criteria and are deemed to have prices that are readily available and reliable are valued by an independent pricing service. Other Senior Loans are valued at their fair value by the investment adviser. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Seni or Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purpose s of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower’s debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower’s business, cash flows, capi tal structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers based on information available to such managers. The portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may vary from the fair value of t he same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unav ailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio’s net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustment to the value of a foreign equity security.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases.  Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-on e, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales.  The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Advisers Class, Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, o f course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions.  The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan.  The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information.  The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions.  The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value.  Advisers Class, Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of the Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums.  In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention.  If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwr iter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation.  Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must prov ide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature.  Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege.  In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CD SC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans.  Advisers Class, Class A, Class C and Class I shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for Advisers Class and Class A shares (the “Advisers Class and Class A Plan”). The Advisers Class and Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Advisers Class and Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Advisers Class and Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Advisers Class and Class A shares for any fiscal year. Advisers Class and Class A distribution and service fees are paid quarterly in arrears. In the case of distribution and service fees from Advisers Class shares, the principal underwriter may pay a portion of such fees to financial intermediaries pursuant to shareholder servicing or similar agreements with such firms. For the distribution and service fees paid by Advisers Class and Class A shares, see Appendix A and Appendix B.

The Trust also has in effect compensation-type Distribution Plans (the “Class B and Class C Plans”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class B and Class C shares.  Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.40% and 0.60% on Class B and Class C shares, respectively, of its average daily net assets to finance the distribution of its shares.  Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses.  The principal underwriter shall be entitled to receive all CDSCs paid or payable with respect to Class B and Class C shares, provided that no such sales charge which would cause the Class B and Class C to exceed the maximum applicable cap imposed hereon by Rule 2830 of the NASD Rules shall be imposed.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. For sales commissions and CDSCs, see Appendix C and Appendix D.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of 0.20% and 0.25% for Class B and Class C, respectively, of its average daily net assets for personal services, and/or the maintenance of shareholder accounts.  The Trustees have currently authorized payment of service fees on Class C shares equal to 0.15% annually.  For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons.  For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.15% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.15% of the value of the Class C shares sold by such dealer.  D uring the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale.  For the service fees paid, see Appendix C and Appendix D.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on August 6, 2007. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations.  Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and loca l taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C, Appendix D and Appendix E.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. The Fund’s performance may differ from that of other investors in the Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information.  The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of the Fund may not be disclosed to any party except as follows:

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Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N- Q, which is filed with the SEC within 60 days of quarter-end. The Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of the Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form NQ also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-225-6265. The Fund also will post a complete list of its portfolio holdings (including the Portfolio’s holdings) as of each calendar quarter end on the Eaton Vance website within 60 days of calendar quarter-end.

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Disclosure of certain portfolio characteristics: The Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265.

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Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or co nfidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard 6 Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reute rs Information Services, Pricing Direct, IBT Derivatives Pricing Service, FT Interactive Data Corp. and Standard 6 Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.) and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may b e required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. T he Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the fo rm of dividends or capital gain distributions. The Fund intends to qualify as a RIC for its fiscal year ending October 31, 2008. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Portfolio’s investment in zero coupon, deferred interest and certain payment-in-kind or other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

The Portfolio may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Portfolio. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

The Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, the Portfolio may make or receive periodic net payments. The Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Portfolio has been a party to a swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a “qualified electing fund”.

If the Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Portfolio were to make a mark-to-market election with respect to a PFIC, the Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to th e extent of previously recognized gains. The Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. The Portfolio may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For taxable years beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund.

Until December 31, 2007, if the Fund makes a distribution to a foreign shareholder that is attributable to interests in U.S. real property or in corporations for which direct or indirect interests in U.S. real property exceed certain levels and if such foreign shareholder owned more than 5% of the Fund’s outstanding shares at any time during the preceding one year, the distribution will be subject to a 35% withholding tax and will obligate such foreign shareholder to file a U.S. tax return. If a foreign person who owned more than 5% of the Fund’s outstanding shares at any time during the preceding one year redeems shares of the Fund within the 30 days prior to an ex-dividend date of a distribution subject to the 35% tax and within 30 days before or after the ex-dividend date acquires or contracts to acquire a substantially identical interest in the Fund, such foreign person may be subject to th e 35% tax and a U.S. filing requirement. After December 31, 2007, these rules apply only to Fund distributions attributable to distributions received by the Fund from real estate investment trusts.

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31 % for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. fed eral income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to cer tain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

The Portfolio will acquire Senior Loans from major international banks, selected domestic regional banks, insurance companies, finance companies and other financial institutions. In selecting financial institutions from which Senior Loans may be acquired, BMR, the Portfolio’s investment adviser will consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While these financial institutions are generally not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with their sale by the Portfolio.

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolio’s investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relev ant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing anal yses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Servic e may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

In the event that the investment adviser executes Portfolio securities transactions with a broker-dealer on or after May 1, 2004 and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not expect to acquire Third Party Research with Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment ; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended November 30, 2006, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

Fiscal Year End	Brokerage Commission Paid	Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed to Firms Providing Research
November 30, 2006	$ 0	$0	$0
November 30, 2005	$10,505
November 30, 2004	$3,912

FINANCIAL STATEMENTS

There are no financial statements of the Fund because as of the date of this SAI, the Fund had not commenced operations. The unaudited financial statements of the Predecessor Fund and the Portfolio appear in the Predecessor Fund’s most recent semiannual report to shareholders and are incorporated by reference into this SAI. The audited financial statements of, and the report of the independent registered public accounting firm for the Predecessor Fund and the Portfolio appear in the Predecessor Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the semiannual and annual report accompanies this SAI.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the unaudited and audited financial information and the reports of the independent registered public accounting firm for the Predecessor Fund and the Portfolio for the semiannual period ended May 31, 2007 and the fiscal year ended November 30, 2006, as previously filed electronically with the SEC (Accession No. 0001104659-07-057184 and 0001104659-07-008379).

APPENDIX A

Advisers Class Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee information.

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in the Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results.  Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Returns After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.  The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

	Length of Period Ended May 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes	6.68%	5.07%	5.00%

After Taxes on Distributions	4.34%	3.47%	2.85%

After Taxes on Distributions and Redemptions	4.30%	3.38%	2.93%

The performance prior to the Fund’s commencement of operations is that of Eaton Vance Advisers Senior Floating-Rate Fund (“Advisers Fund”), a former investor in the Portfolio with substantially the same fees and expenses as Advisers Class shares.  Prior to March 20, 1998, the performance of Advisers Fund is that of the Predecessor Fund adjusted for the Predecessor Fund’s sales charges.

For the 30 days ended May 31, 2007, the SEC yield for the Class was 6.46%.

Control Persons and Principal Holders of Securities.  As of the date of this SAI, Eaton Vance owned all of the shares of this Class of the Fund, being the only shares of this Class of the Fund outstanding as of such date.

APPENDIX B

Class A Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee information.

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in the Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results.  Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Returns After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.  The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

	Length of Period Ended May 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge	6.68%	5.07%	5.00%

Before Taxes and Including Maximum Sales Charge	6.68%	5.07%	5.00%

After Taxes on Distributions and Excluding Maximum Sales Charge	4.34%	3.47%	2.85%

After Taxes on Distributions and Including Maximum Sales Charge	4.34%	3.47%	2.85%

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	4.30%	3.38%	2.93%

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	4.30%	3.38%	2.93%

The performance prior to the Fund’s commencement of operations is that of Eaton Vance Advisers Senior Floating-Rate Fund (“Advisers Fund”), adjusted for the Class A sales charge.  Prior to March 20, 1998, the performance of Advisers Fund is that of the Predecessor Fund adjusted for the Class A sales charges.

For the 30 days ended May 31, 2007, the SEC yield for the Class was 6.46%.

Control Persons and Principal Holders of Securities.  As of the date of this SAI, Eaton Vance owned all of the shares of this Class of the Fund, being the only shares of this Class of the Fund outstanding as of such date.

APPENDIX C

Class B Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee information.

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in the Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results.  Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Returns After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.  The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

	Length of Period Ended May 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge	6.64%	5.07%	5.02%

Before Taxes and Including Maximum Sales Charge	3.64%	5.07%	5.02%

After Taxes on Distributions and Excluding Maximum Sales Charge	4.31%	3.48%	2.87%

After Taxes on Distributions and Including Maximum Sales Charge	1.31%	3.48%	2.87%

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	4.27%	3.39%	2.94%

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	2.32%	3.39%	2.94%

The performance prior to the Fund’s commencement of operations is that of the Predecessor Fund.

For the 30 days ended May 31, 2007, the SEC yield for the Class was 6.44%.

Control Persons and Principal Holders of Securities.  As of the date of this SAI, Eaton Vance owned all of the shares of this Class of the Fund, being the only shares of this Class of the Fund outstanding as of such date.

APPENDIX D

Class C Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee information.

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in the Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results.  Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Returns After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.  The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

	Length of Period Ended May 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge	6.51%	4.92%	4.86%

Before Taxes and Including Maximum Sales Charge	5.51%	4.92%	4.86%

After Taxes on Distributions and Excluding Maximum Sales Charge	4.23%	3.38%	2.77%

After Taxes on Distributions and Including Maximum Sales Charge	3.23%	3.38%	2.77%

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	4.18%	3.29%	2.84%

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.53%	3.29%	2.84%

The performance prior to the Fund’s commencement of operations is that of EV Classic Senior Floating-Rate Fund (“Classic Fund”), a former investor in the Portfolio with substantially the same fees and expenses as Class C shares.

For the 30 days ended May 31, 2007, the SEC yield for the Class was 6.28%.

Control Persons and Principal Holders of Securities.  As of the date of this SAI, Eaton Vance owned all of the shares of this Class of the Fund, being the only shares of this Class of the Fund outstanding as of such date.

APPENDIX E

Class I Fees, Performance & Ownership

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee information.

Performance Information.  The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in the Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results.  Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Returns After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.  The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

	Length of Period Ended May 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes	7.18%	5.59%	5.43%

After Taxes on Distributions	4.61%	3.78%	3.11%

After Taxes on Distributions and Redemptions	4.61%	3.70%	3.19%

The performance prior to the Fund’s commencement of operations is that of Eaton Vance Institutional Senior Floating-Rate Fund (“Institutional Fund”), a former investor in the Portfolio with substantially the same fees and expenses as Class I shares.  Prior to May 7, 1999, the performance of Institutional Fund is that of the Predecessor Fund adjusted for the Predecessor Fund’s sales charges.

For the 30 days ended May 31, 2007, the SEC yield for the Class was 7.01%.

Control Persons and Principal Holders of Securities.  As of the date of this SAI, Eaton Vance owned all of the shares of this Class of the Fund, being the only shares of this Class of the Fund outstanding as of such date.

APPENDIX F

DESCRIPTION OF CORPORATE BOND RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser’s judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating:  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.

An application for rating was not received or accepted.

2.

The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.

There is a lack of essential data pertaining to the issue or issuer.

4.

The issue was privately placed, in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred – and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Notes: An obligation which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. Evaluation of such debt is dependent on the investment adviser’s judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

APPENDIX G

EATON VANCE FUNDS
PROXY VOTING POLICY AND PROCEDURES

I.

Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II.

Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III.

Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b 1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV.

Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any de termination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V.

Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX H

EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
PROXY VOTING POLICIES AND PROCEDURES

I.

Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bullet in 94-2 C.F.R. 2 509.94-2 (July 29, 1994).

II.

Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.

Roles and Responsibilities

A.

Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B.

Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant  to Rule 30b 1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to pro mptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.

Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.

Proxy Voting Guidelines (“Guidelines”)

A.

General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B.

Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.

Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/

Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D.

Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.

Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F.

Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.

WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2.

NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3.

OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V.

Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 2 04-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•

A copy of the Advisers’ proxy voting policies and procedures;

•

Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;

•

A record of each vote cast;

•

A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

•

Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.

Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.

Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

B.

Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

•

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

•

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

•

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

•

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

•

The client, in the case of an individual or corporate client;

•

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

•

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy

Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

APPENDIX I

PRO FORMA FINANCIAL STATEMENTS

The following tables set forth the pro forma Portfolio of Investments as of May 31, 2007, the pro forma condensed Statement of Assets and Liabilities as of May 31, 2007, and the pro forma condensed Statement of Operations for the six-month period ended May 31, 2007 and the twelve-month period ended November 30, 2006 for the EV Classic Senior Floating-Rate Fund, Eaton Vance Advisers Senior Floating Rate Fund, Eaton Vance Prime Rate Reserves, Eaton Vance Institutional Senior Floating-Rate Fund (collectively, the “Target Funds”) and the Fund (collectively, “Pro Forma Combined Fund”), as adjusted giving effect to the reorganization.

The pro forma Portfolio of Investments contains information about the securities holdings of the Pro Forma Combined Fund as of May 31, 2007, which has changed, and will continue to change, over time due to normal portfolio turnover in response to changes in market conditions.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.

The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.

Exhibits

(1)	(a)

Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(b)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(c)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(d)

Amendment of Establishment and Designation of Series of Shares of Beneficial Interest without Par Value as amended effective August 6, 2007 filed as Exhibit (a)(4) to Post-Effective Amendment No. 128 to Registrant’s N-1A filed August 10, 2007 and incorporated herein by reference.

(2)	(a)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(b)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(c)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

	(d)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

	(e)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 120 filed February 7, 2007 and incorporated herein by reference.

(3)		Voting Trust Agreement. – not applicable

(4)

Form of Agreement and Plan of Reorganization by and between Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Floating-Rate Advantage Fund, and Eaton Vance Advisers Senior Floating-Rate Fund, Eaton Vance Prime Rate Reserves, EV Classic Senior Floating-Rate Fund, and Eaton Vance Institutional Senior Floating-Rate Fund. – filed as Appendix A to the Proxy Statement/Prospectus

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

(b)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

(c)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

(d)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

(e)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 filed August 17, 2001 and incorporated herein by reference.

(f)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

(g)

(i)

Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

(ii)

Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(iii)

Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

(h)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

(i)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

(j)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

(k)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(l)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

(m)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio Associates for Eaton Vance Structured Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007 (Accession No. 0000940394-07-000176) and incorporated herein by reference.

(n)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Emerging Markets Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No. 0000940394-07-000400) and incorporated herein by reference.

(o)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No. 0000940394-07-000400) and incorporated herein by reference.

(p)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Global Macro Fund dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No. 0000940394-07-000400) and incorporated herein by reference.

(q)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Strategic Income Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective Amendment No. 127 filed June 27, 2007 (Accession No. 0000940394-07-000676) and incorporated herein by reference.

(7)	(a)

Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

(b)

Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

(c)

Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

(d)

Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. effective as of August 6, 2007 with attached Schedule A and Schedule B filed as Exhibit (e)(4) to Post-Effective Amendment No. 128 to Registrant’s N-1A filed August 10, 2007 and incorporated herein by reference.

(e)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) and incorporated herein by reference.

(8)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)	Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(b)

Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

(c)

Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January 25, 1999 and incorporated herein by reference.

(d)

Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund N-2 Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(e)

Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(f)

Custodian Agreement with State Street Bank and Trust Company dated as of February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed January 27, 2004 (Accession No. 0000940394-04-000079) and incorporated herein by reference.

(10)	(a)

(i)

Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

(ii)

Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

(b)

(i)

Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed June 28, 2006 and incorporated herein by reference.

(ii) Schedule A to Class A Distribution Plan filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 128 to Registrant’s N-1A filed August 10, 2007 and incorporated herein by reference.

(c)

Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as Exhibit (m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(d)

(i)

Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(ii) Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(e)

Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(5) to Post-Effective Amendment No. 128 to Registrant’s N-1A filed August 10, 2007 and incorporated herein by reference.

(f)

(i)

Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(ii)

Schedule A effective March 27, 2006 to Class C Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

(g)

Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

(h)

Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Floating-Rate Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(8) to Post-Effective Amendment No. 128 to Registrant’s N-1A filed August 10, 2007 and incorporated herein by reference.

(i)

(i)

Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

(ii)

Schedule A to Class R Distribution Plan filed as Exhibit (m)(7)(b) to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.

	(j)	Amended and Restated Multiple Class Plan dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 to Registrant’s N-1A filed August 10, 2007 and incorporated herein by reference.

(11)		Opinion and consent of counsel as to legality of securities being registered. – to be filed by amendment

(12)		Opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus. – to be filed by amendment

(13)	(a)

(i)

Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

(ii)

Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(iii)

Schedule A-1 effective March 2, 1998 to the Amended Administrative Services Agreement filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

(iv)

Schedule A-2 effective June 22, 1998 to the Amended Administrative Services Agreement filed as Exhibit (h)(1)(d) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

(v)

Schedule A-3 effective November 15, 2004 to the Amended Administrative Services Agreement filed as Exhibit (h)(1)(e) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

(vi)

Schedule A-4 effective February 13, 2006 to the Amended Administrative Services Agreement filed as Exhibit (h)(1)(f) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

(b)

(i)

Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

(ii) Schedule A to the Administrative Services Agreement filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 128 to Registrant’s N-1A filed August 10, 2007 and incorporated herein by reference.
(c)

Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to Post-Effective Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(d)

Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(14)		Consent of Deloitte & Touche LLP regarding financial statements of Registrant. – filed herewith

(15)		Omitted Financial Statements. – not applicable

(16)	(a)

Powers of Attorney for Eaton Vance Mutual Funds Trust dated April 23, 2007 filed as Exhibit (q)(1)(c) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(b)

Power of Attorney for Senior Debt Portfolio dated August 6, 2007 filed as Exhibit (q)(28) to Post-Effective Amendment No. 128 to Registrant’s N-1A filed August 10, 2007 and incorporated herein by reference.

(17)	(a)	(i) Prospectus and Statement of Additional Information of Eaton Vance Advisers Senior Floating-Rate Fund. – filed herewith

(ii) Prospectus and Statement of Additional Information of Eaton Vance Prime Rate Reserves. – filed herewith

(iii) Prospectus and Statement of Additional Information of EV Classic Senior Floating-Rate Fund. – filed herewith

(iv) Prospectus and Statement of Additional Information of Eaton Vance Institutional Senior Floating-Rate Fund. – filed herewith

	(b)	(i) Eaton Vance Advisers Senior Floating-Rate Fund Annual Report to Shareholders for the period ended November 30, 2006. – filed herewith

(ii) Eaton Vance Prime Rate Reserves Annual Report to Shareholders for the period ended November 30, 2006. – filed herewith

(iii) EV Classic Senior Floating-Rate Fund Annual Report to Shareholders for the period ended November 30, 2006. – filed herewith

(iv) Eaton Vance Institutional Senior Floating-Rate Fund Annual Report to Shareholders for the period ended November 30, 2006. – filed herewith

	(c)	(i) Eaton Vance Advisers Senior Floating-Rate Fund Semiannual Report to Shareholders for the period ended May 31, 2007. – filed herewith

(ii) Eaton Vance Prime Rate Reserves Semiannual Report to Shareholders for the period ended May 31, 2007. – filed herewith

(iii) EV Classic Senior Floating-Rate Fund Semiannual Report to Shareholders for the period ended May 31, 2007. – filed herewith

(iv) Eaton Vance Institutional Senior Floating-Rate Fund Semiannual Report to Shareholders for the period ended May 31, 2007. – filed herewith

	(d)	Proxy Cards. – filed herewith

Item 17.

Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 17th day of August 2007.

EATON VANCE MUTUAL FUNDS TRUST

/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.

President

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Thomas E. Faust Jr.	President (Chief Executive Officer) and Trustee	August 17, 2007
Thomas E. Faust Jr.
/s/ Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)	August 17, 2007
Barbara E. Campbell
Benjamin C. Esty*	Trustee	August 17, 2007
Benjamin C. Esty
Allen R. Freedman*	Trustee	August 17, 2007
Allen R. Freedman
/s/ James B. Hawkes	Trustee	August 17, 2007
James B. Hawkes
William H. Park*	Trustee	August 17, 2007
William H. Park
Ronald A. Pearlman*	Trustee	August 17, 2007
Ronald A. Pearlman
Norton H. Reamer*	Trustee	August 17, 2007
Norton H. Reamer
Heidi L. Steiger*	Trustee	August 17, 2007
Heidi L. Steiger
Lynn A. Stout*	Trustee	August 17, 2007
Lynn A. Stout
Ralph F. Verni*	Trustee	August 17, 2007
Ralph F. Verni
* By: /s/ Alan R. Dynner
Alan R. Dynner (As Attorney-in-fact)

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), Senior Debt Portfolio has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 17th day of August 2007.

SENIOR DEBT PORTFOLIO

/s/ Scott H. Page

Scott H. Page

President and Principal Executive Officer

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Senior Debt Portfolio’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Scott H. Page	President and Principal Executive Officer	August 17, 2007
Scott H. Page
/s/ Dan A. Maalouly	Treasurer and Principal Financial and Accounting Officer	August 17, 2007
Dan A. Maalouly
Benjamin C. Esty*	Trustee	August 17, 2007
Benjamin C. Esty
/s/ Thomas E. Faust, Jr.	Trustee	August 17, 2007
Thomas E. Faust, Jr.
Allen R. Freedman*	Trustee	August 17, 2007
Allen R. Freedman
/s/ James B. Hawkes	Trustee	August 17, 2007
James B. Hawkes
William H. Park*	Trustee	August 17, 2007
William H. Park
Ronald A. Pearlman*	Trustee	August 17, 2007
Ronald A. Pearlman
Norton H. Reamer*	Trustee	August 17, 2007
Norton H. Reamer
Heidi L. Steiger*	Trustee	August 17, 2007
Heidi L. Steiger
Lynn A. Stout*	Trustee	August 17, 2007
Lynn A. Stout
Ralph F. Verni*	Trustee	August 17, 2007
Ralph F. Verni
* By: /s/ Alan R. Dynner
Alan R. Dynner (As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number

Description

(14)		Consent of Deloitte & Touche LLP regarding financial statements of Registrant.

(17)	(a)	(i) Prospectus and Statement of Additional Information of Eaton Vance Advisers Senior Floating-Rate Fund.

(ii) Prospectus and Statement of Additional Information of Eaton Vance Prime Rate Reserves.

(iii) Prospectus and Statement of Additional Information of EV Classic Senior Floating-Rate Fund.

(iv) Prospectus and Statement of Additional Information of Eaton Vance Institutional Senior Floating-Rate Fund.

	(b)	(i) Eaton Vance Advisers Senior Floating-Rate Fund Annual Report to Shareholders for the period ended November 30, 2006.

(ii) Eaton Vance Prime Rate Reserves Annual Report to Shareholders for the period ended November 30, 2006.

(iii) EV Classic Senior Floating-Rate Fund Annual Report to Shareholders for the period ended November 30, 2006.

(iv) Eaton Vance Institutional Senior Floating-Rate Fund Annual Report to Shareholders for the period ended November 30, 2006.

	(c)	(i) Eaton Vance Advisers Senior Floating-Rate Fund Semiannual Report to Shareholders for the period ended May 31, 2007.

(ii) Eaton Vance Prime Rate Reserves Semiannual Report to Shareholders for the period ended May 31, 2007.

(iii) EV Classic Senior Floating-Rate Fund Semiannual Report to Shareholders for the period ended May 31, 2007.

(iv) Eaton Vance Institutional Senior Floating-Rate Fund Semiannual Report to Shareholders for the period ended May 31, 2007.

	(d)	Proxy Cards.